AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 47.5%			CDW LLC / CDW Finance Corp.
			5.500%, 12/01/24	$331,000	$349,619
Financials - 11.3%
			Charter Communications Operating LLC / Charter
Aircastle, Ltd.			Communications Operating Capital
5.000%, 04/01/23	$170,000	$176,770	4.908%, 07/23/25	356,000	375,968
American Tower Corp.			Cheniere Corpus Christi Holdings LLC
4.400%, 02/15/26	337,000	352,020	5.875%, 03/31/25	175,000	190,750
Bank of America Corp., MTN			Crown Americas LLC / Crown
3.875%, 08/01/25	541,000	560,652	Americas Capital Corp. IV
CIT Group, Inc.			4.500%, 01/15/23	304,000	307,800
5.000%, 08/01/23	25,000	26,281	Crown Americas LLC / Crown
5.000%, 08/15/22	325,000	339,219	Americas Capital Corp. V
CyrusOne, LP / CyrusOne Finance Corp.			4.250%, 09/30/26	62,000	60,140
5.000%, 03/15/24	179,000	183,251	CVS Health Corp.
The Goldman Sachs Group, Inc.			5.125%, 07/20/45	345,000	351,148
3.500%, 11/16/26	555,000	548,116	Diamondback Energy, Inc.
Host Hotels & Resorts, LP			4.750%, 11/01/24	318,000	326,284
Series C			5.375%, 05/31/25	47,000	49,174
4.750%, 03/01/23	346,000	360,898	Exelon Corp.
Iron Mountain US Holdings Inc.			4.950%, 06/15/35	260,000	276,441
5.375%, 06/01/26 [1]	159,000	157,013
			Fidelity National Information Services, Inc.
JPMorgan Chase & Co.			Series 10Y
2.950%, 10/01/26	390,000	381,328	4.250%, 05/15/28	363,000	373,562
MGM Resorts International			General Motors Financial Co., Inc.
7.750%, 03/15/22	333,000	367,965	4.250%, 05/15/23	356,000	362,102
National Rural Utilities Cooperative			The George Washington University,
Finance Corp., MTN			Series 2018
3.250%, 11/01/25	370,000	375,586	4.126%, 09/15/48	543,000	569,961
Visa, Inc.			HCA, Inc.
4.300%, 12/14/45	340,000	375,699	5.000%, 03/15/24	358,000	379,965
Total Financials		4,204,798	Hilton Domestic Operating Co, Inc.
Industrials - 36.2%			4.250%, 09/01/24	370,000	370,229
The ADT Security Corp.			International Paper Co.
			3.000%, 02/15/27[2]	395,000	380,625
6.250%, 10/15/21	167,000	176,026
Antero Resources Corp.			Kaiser Foundation Hospitals
5.125%, 12/01/22	172,000	173,557	3.150%, 05/01/27	377,000	379,515
Aramark Services, Inc.			L Brands Inc.
5.125%, 01/15/24	171,000	175,916	5.625%, 02/15/22	178,000	185,565
AT&T, Inc.			Lennar Corp.
4.250%, 03/01/27	364,000	374,586	4.750%, 11/15/22	354,000	364,992
Automatic Data Processing, Inc.			McDonald's Corp., MTN
3.375%, 09/15/25	540,000	558,944	3.700%, 01/30/26	343,000	354,408
Ball Corp.			Microsoft Corp.
4.875%, 03/15/26	180,000	186,300	3.750%, 02/12/45	357,000	366,647
Briggs & Stratton Corp.			Murphy Oil USA, Inc.
6.875%, 12/15/20	334,000	347,360	6.000%, 08/15/23	167,000	171,801
Burlington Northern Santa Fe LLC			Northrop Grumman Corp.
6.150%, 05/01/37	426,000	545,734	3.200%, 02/01/27	381,000	375,399
CDW LLC / CDW Finance Corp.			NuStar Logistics, LP
5.000%, 09/01/25	20,000	20,575	6.750%, 02/01/21	162,000	169,290

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 36.2% (continued)			Metropolitan Transportation Authority,
Oracle Corp.			Transit Improvement
3.800%, 11/15/37	$378,000	$378,868	6.668%, 11/15/39	$250,000	$337,768
Owens Corning			New Jersey Economic Development Authority,
4.200%, 12/15/22	364,000	373,576	Pension Funding, Series A (National Insured)
			7.425%, 02/15/29[3]	293,000	361,190
Penske Automotive Group, Inc.
3.750%, 08/15/20	364,000	364,000	Total Municipal Bonds
			(Cost $2,777,974)		2,824,195
PulteGroup, Inc.
5.500%, 03/01/26	175,000	180,906	U. S. Government and Agency Obligations -
			41.2%
RELX Capital, Inc.
4.000%, 03/18/29	368,000	376,236	Fannie Mae - 26.8%
Sprint Corp.			FNMA
7.250%, 09/15/21	184,000	193,660	3.500%, 11/01/42 to 03/01/46	1,870,113	1,909,340
			4.000%, 12/01/33 to 10/01/43	3,590,508	3,737,534
Teleflex, Inc.			4.500%, 05/01/39 to 08/01/48	3,753,308	3,975,264
4.875%, 06/01/26	173,000	177,109	5.000%, 11/01/43	292,759	315,158
T-Mobile USA, Inc.			Total Fannie Mae		9,937,296
6.500%, 01/15/26	172,000	184,040	Freddie Mac - 4.4%
Toll Brothers Finance Corp.			FHLMC Gold Pool
4.375%, 04/15/23 [2]	185,000	186,156
			3.500%, 02/01/30	462,540	474,070
Verizon Communications Inc.			5.000%, 10/01/36	1,080,414	1,164,782
3.875%, 02/08/29 [2]	727,000	745,084	Total Freddie Mac		1,638,852
Vulcan Materials Co.			U. S. Treasury Obligations - 10.0%
4.500%, 04/01/25	246,000	254,103	United States Treasury Notes
WESCO Distribution, Inc.			2.000%, 11/30/22	1,056,000	1,047,502
5.375%, 06/15/24	175,000	177,844	6.250%, 08/15/23	533,000	621,320
WPX Energy, Inc.			United States Treasury Bonds
5.250%, 09/15/24	168,000	170,520	3.500%, 02/15/39	315,000	357,057
Total Industrials		13,412,485	4.500%, 02/15/36	1,307,000	1,655,857
Total Corporate Bonds and Notes			Total U. S. Treasury Obligations		3,681,736
(Cost $17,555,243)		17,617,283	Total U. S. Government and Agency Obligations
Mortgage-Backed Security - 1.0%			(Cost $15,383,106)		15,257,884
FHLMC Multifamily Structured Pass Through			Short-Term Investments - 3.5%
Certificates			Joint Repurchase Agreements - 1.6%[4]
Series K076, Class A2			Bank of Nova Scotia, dated 03/29/19, due
3.900, 04/25/28	342,000	368,259	04/01/19, 2.670% total to be received $600,754
Total Mortgage-Backed Security			(collateralized by various U.S. Government
(Cost $358,103)		368,259	Agency Obligations, 3.500% - 4.571%, 12/01/33
Municipal Bonds - 7.6%			- 02/01/49, totaling $612,769)	600,620	600,620
California State General Obligation,
School Improvements
7.550%, 04/01/39	460,000	699,462
County of Miami-Dade FL Aviation Revenue,
Series C
4.280%, 10/01/41	545,000	562,794
JobsOhio Beverage System, Series B
3.985%, 01/01/29	315,000	333,862
Los Angeles Unified School District,
School Improvements
5.750%, 07/01/34	430,000	529,119

2

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 1.9%			Total Investments - 100.8%
Dreyfus Government Cash Management Fund,			(Cost $37,389,223)	$37,382,418
Institutional Shares, 2.34% [5]	235,678	$235,678	Other Assets, less Liabilities - (0.8)%	(297,576)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$37,084,842
Money Market Fund, Institutional Shares,
2.40% [5]	235,679	235,679
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.39% [5]	242,820	242,820
Total Other Investment Companies		714,177
Total Short-Term Investments
(Cost $1,314,797)		1,314,797

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[4] Cash collateral received from brokers for securities lending was invested in these joint
security may be resold in transactions exempt from registration, normally to qualified	repurchase agreements.
buyers. At March 31, 2019, the value of these securities amounted to $157,013 or 0.4% of	[5] Yield shown represents the March 31, 2019, seven day average yield, which refers to
net assets.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Some or all of these securities, amounting to $582,075 or 1.6% of net assets, were out	percentage.
on loan to various brokers and are collateralized by cash. See Notes to Schedules of	FHLMC	Freddie Mac
Portfolio of Investments.	FNMA	Fannie Mae
[3] Security is backed by insurance of financial institutions and financial guaranty
	MTN	Medium-Term Note
assurance agencies. At March 31, 2019, the value amounted to $361,190 or 1.0% of net
assets.	National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$17,617,283	—	$17,617,283
Mortgage-Backed Security	—	368,259	—	368,259
Municipal Bonds †	—	2,824,195	—	2,824,195
U. S. Government and Agency Obligations †	—	15,257,884	—	15,257,884
Short-Term Investments
Joint Repurchase Agreements	—	600,620	—	600,620
Other Investment Companies	$714,177	—	—	714,177
Total Investments in Securities	$714,177	$36,668,241	—	$37,382,418

† All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

3

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 98.3%			District of Columbia, Series A
Arizona - 1.8%			5.000%, 06/01/30	$6,010,000	$7,183,272
			5.000%, 10/15/30	5,000,000	6,281,050
Arizona Department of Transportation State
Highway Fund Revenue			District of Columbia, Series B
5.000%, 07/01/28	$5,030,000	$6,081,019	5.000%, 06/01/31	10,065,000	12,384,681
Arizona Water Infrastructure Finance Authority,			Washington Convention & Sports Authority,
Water Quality Revenue, Series A			Series A
5.000%, 10/01/26	10,000,000	11,731,100	5.000%, 10/01/27	5,375,000	6,638,716
Total Arizona		17,812,119	Total District of Columbia		38,578,821
California - 6.9%			Florida - 3.9%
California Municipal Finance Authority,			Florida's Turnpike Enterprise,
Community Medical Centers, Series A			Department of Transportation, Series C
			5.000%, 07/01/28	7,075,000	8,542,638
5.000%, 02/01/27	950,000	1,144,047
5.000%, 02/01/30	1,620,000	1,892,014	Orange County Health Facilities Authority,
5.000%, 02/01/31	900,000	1,044,207	Series A
5.000%, 02/01/32	1,855,000	2,139,575	5.000%, 10/01/31	4,515,000	5,246,882
San Francisco City & County Airport Commission,			Orange County Health Facilities Authority,
San Francisco International Airport, Series A			Series G
5.000%, 05/01/34	5,000,000	6,052,700	5.000%, 10/01/25 [1]	4,000,000	4,634,000
5.000%, 05/01/35	5,800,000	6,990,972	5.000%, 10/01/26 [1]	3,000,000	3,537,720
State of California			State of Florida, Capital Outlay, Series B
5.000%, 09/01/25	10,020,000	12,014,782	5.000%, 06/01/27	9,045,000	10,507,757
5.000%, 10/01/28	5,000,000	6,325,550	State of Florida, Department of Transportation,
5.000%, 08/01/29	7,235,000	8,715,426	Fuel Sales Tax Revenue, Series B
5.000%, 09/01/29	5,075,000	6,121,363	5.000%, 07/01/26	5,780,000	6,205,697
5.000%, 04/01/32	5,000,000	6,474,900	Total Florida		38,674,694
State of California, Series C			Georgia - 1.9%
5.000%, 09/01/26	7,715,000	9,219,811
Total California		68,135,347	Atlanta Water & Wastewater Revenue
			5.000%, 11/01/25	5,100,000	6,072,468
Colorado - 0.7%
			Georgia State University & College
Regional Transportation District County COPS,			Improvements, Series A
Series A			5.000%, 07/01/27	5,450,000	6,019,579
5.000%, 06/01/24	6,000,000	6,763,980
			Georgia State University & College
Connecticut - 2.7%			Improvements, Series A - Tranche 2
State of Connecticut Special Tax Revenue,			5.000%, 02/01/26	5,435,000	6,436,888
Transportation Infrastructure			Total Georgia		18,528,935
5.000%, 08/01/24	5,340,000	6,145,165	Illinois - 6.7%
5.000%, 01/01/30	10,170,000	12,001,719
			Chicago O'Hare International Airport, Series B
State of Connecticut Special Tax Revenue,			5.000%, 01/01/28	10,650,000	12,340,794
Series B
5.000%, 10/01/35	7,500,000	8,689,050	Chicago O'Hare International Airport,
			Senior Lien, Series A
Total Connecticut		26,835,934
			5.000%, 01/01/36	10,000,000	11,738,700
District of Columbia - 3.9%			5.000%, 01/01/38	5,500,000	6,407,500
District of Columbia Water & Sewer Authority			Illinois State Finance Authority Revenue,
Public Utility Revenue, Sub Lien, Series C			Clean Water Initiative Revenue
5.000%, 10/01/24	5,475,000	6,091,102	5.000%, 07/01/27	11,000,000	13,114,090
			Illinois State Toll Highway Authority, Series A
			5.000%, 12/01/31	9,565,000	11,076,461

4

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Illinois - 6.7% (continued)			Michigan Finance Authority,
Illinois State Toll Highway Authority,			Hospital Trinity Health Credit
Senior Revenue Bonds, Series A			5.000%, 12/01/34	$5,460,000	$6,453,993
5.000%, 01/01/30	$10,050,000	$12,322,004	Michigan State Building Authority Revenue,
Total Illinois		66,999,549	Series I
			5.000%, 04/15/27	5,700,000	6,779,295
Indiana - 1.4%
			State of Michigan
Indiana Finance Authority,			5.000%, 03/15/27	12,640,000	15,572,480
Series C
5.000%, 06/01/29	4,750,000	6,054,445	Total Michigan		42,322,149
Indiana Transportation Finance Authority,			Minnesota - 1.0%
Series C			City of Minneapolis MN, Fairview Health Services,
5.500%, 12/01/25	6,070,000	7,405,643	Series A
Total Indiana		13,460,088	5.000%, 11/15/35	3,130,000	3,721,789
Iowa - 2.3%			Minneapolis-St Paul Metropolitan Airports
			Commission, Series A
Iowa Finance Authority, State Revolving Fund			5.000%, 01/01/25	5,000,000	5,894,750
Green Bond
5.000%, 08/01/30	15,000,000	18,321,150	Total Minnesota		9,616,539
State of Iowa, Series A			Missouri - 0.6%
5.000%, 06/01/25	4,000,000	4,759,480	University of Missouri, Series A
Total Iowa		23,080,630	5.000%, 11/01/26	5,495,000	6,428,655
Kentucky - 0.6%			Nebraska - 0.6%
Louisville/Jefferson County Metropolitan			University of Nebraska Facilities Corp.
Government, Norton Healthcare Inc. ,			5.000%, 07/15/25	5,000,000	5,981,750
Series A			New Jersey - 2.5%
5.000%, 10/01/29	5,380,000	6,293,416	New Jersey Health Care Facilities Financing
Maryland - 6.6%			Authority, RWJ Barnabas Health Obligation
State of Maryland, Department of Transportation			5.000%, 07/01/29	6,740,000	8,053,289
5.000%, 10/01/28	12,050,000	14,694,613	New Jersey State Turnpike Authority Revenue,
5.000%, 09/01/29	12,100,000	14,946,283	Series A
State of Maryland, Series B			5.000%, 01/01/33	10,295,000	12,147,071
5.000%, 08/01/25	23,290,000	27,937,054	New Jersey State Turnpike Authority Revenue,
State of Maryland, State & Local Facilities			Series B
Loan of 2019, 1st Series			5.000%, 01/01/28	4,010,000	4,962,134
5.000%, 03/15/30 [1]	6,000,000	7,591,860	Total New Jersey		25,162,494
Total Maryland		65,169,810	New Mexico - 1.4%
Massachusetts - 2.6%			New Mexico Finance Authority, Subordinate,
Commonwealth of Massachusetts, Series A			Series A
5.000%, 07/01/25	7,700,000	9,208,969	5.000%, 06/15/28	11,425,000	14,318,610
Massachusetts Development Finance Agency,			New York - 13.0%
Partners Healthcare System			Long Island Power Authority
5.000%, 07/01/28	7,900,000	9,693,616	5.000%, 09/01/35	5,000,000	5,991,850
Massachusetts Water Resources Authority,			Metropolitan Transportation Authority,
Series C			Climate Bond Certified Green Bond
5.000%, 08/01/31	6,050,000	7,223,942	5.000%, 11/15/33	6,805,000	8,199,140
Total Massachusetts		26,126,527	Metropolitan Transportation Authority,
Michigan - 4.3%			Transit Revenue, Green Bond,
			Series B
Michigan Finance Authority,			5.000%, 11/15/27	14,225,000	17,302,579
Henry Ford Health System
5.000%, 11/15/29	11,450,000	13,516,381

5

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

New York - 13.0% (continued)			Oregon - 2.3%
Metropolitan Transportation Authority,			Oregon State Lottery, Series C
Transit Revenue, Series F			5.000%, 04/01/27	$10,000,000	$11,810,100
5.000%, 11/15/24	$4,950,000	$5,480,640	Oregon State Lottery, Series D
5.000%, 11/15/27	5,000,000	5,499,550	5.000%, 04/01/28	9,225,000	10,862,622
5.000%, 11/15/28	4,750,000	5,548,427	Total Oregon		22,672,722
New York City General Obligation, Series C			Pennsylvania - 1.8%
5.000%, 08/01/26	5,525,000	6,738,898
			Commonwealth Financing Authority,
New York City General Obligation, Series I			Pennsylvania Tobacco
5.000%, 08/01/24	5,000,000	5,549,050	5.000%, 06/01/32	7,870,000	9,225,686
New York City Transitional Finance Authority			Lancaster County Hospital Authority,
Building Aid Revenue,			University of Pennsylvania Health Revenue
Series S-3, Sub-Series S-3A			5.000%, 08/15/26	6,970,000	8,453,983
5.000%, 07/15/31	5,070,000	6,254,098
			Total Pennsylvania		17,679,669
New York City Transitional Finance Authority,
Future Tax Secured Revenue, Series C			Texas - 11.7%
5.000%, 11/01/26	11,930,000	14,183,816	Central Texas Turnpike System Transportation
New York State Dormitory Authority, Series A			Commission, Series C
			5.000%, 08/15/31	11,175,000	12,457,890
5.000%, 12/15/25	8,645,000	9,691,477
5.000%, 12/15/27	5,640,000	6,311,950	City of Austin TX Water & Wastewater
5.000%, 03/15/31	7,500,000	9,236,475	System Revenue
New York State Dormitory Authority, Series D			5.000%, 11/15/26	5,100,000	6,241,788
5.000%, 02/15/27	5,700,000	6,929,661	City of San Antonio TX Electric & Gas
5.000%, 02/15/27	5,345,000	5,844,544	Systems Revenue
			5.000%, 02/01/26	9,300,000	11,218,776
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,832,909	Dallas Area Rapid Transit, Senior Lien
			5.250%, 12/01/28	8,865,000	11,407,039
Total New York		128,595,064
			Lower Colorado River Authority,
North Carolina - 2.5%			LCRA Transmission Services Corporation
North Carolina Municipal Power Agency No. 1,			5.000%, 05/15/29	3,815,000	4,362,948
Electric, Power and Light Revenue, Series A			North Texas Municipal Water District
5.000%, 01/01/27	5,050,000	6,027,731	Water System Revenue,
North Carolina State Limited Obligation, Series B			Refunding And Improvement
5.000%, 05/01/28	15,245,000	18,813,854	5.000%, 09/01/29	7,350,000	8,837,346
Total North Carolina		24,841,585	North Texas Tollway Authority Revenue,
Ohio - 2.1%			Special Projects System, 1st Tier,
			Series A
Ohio State General Obligation, Series A			5.000%, 01/01/25	6,460,000	7,391,855
5.000%, 09/01/26	7,090,000	8,672,417
			North Texas Tollway Authority, 2nd Tier, Series B
Ohio Water Development Authority,
Water Pollution Control Loan Fund,			5.000%, 01/01/31	2,000,000	2,321,140
Series 2015A			5.000%, 01/01/32	4,010,000	4,721,454
5.000%, 06/01/25	10,050,000	11,984,123	North Texas Tollway Authority, Series A
Total Ohio		20,656,540	5.000%, 01/01/26	7,795,000	8,900,331
Oklahoma - 1.5%			State of Texas, Transportation Commission
			Mobility Fund
Grand River Dam Authority, Series A			5.000%, 10/01/26	10,510,000	12,151,557
5.000%, 06/01/28	7,845,000	9,513,945
			Texas Transportation Commission Fund, Series A
Oklahoma Turnpike Authority, Series A			5.000%, 04/01/27	12,550,000	13,757,687
5.000%, 01/01/26	5,000,000	5,284,650
Total Oklahoma		14,798,595	Texas Water Development Board,
			State Revolving Fund
			5.000%, 08/01/26	5,395,000	6,580,335

6

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
Texas - 11.7% (continued)			West Virginia - 0.4%
The University of Texas System, Series H			West Virginia Hospital Finance Authority,
5.000%, 08/15/26	$5,045,000	$6,165,747	Cabell Huntington Hospital Obligation
Total Texas		116,515,893	5.000%, 01/01/35	$3,745,000	$4,326,149
Utah - 1.8%			Wisconsin - 2.5%
Salt Lake City Corp. Airport Revenue, Series A			Wisconsin State Revenue, Department of
			Transportation, Series 2
5.000%, 07/01/29	3,450,000	4,190,336
5.000%, 07/01/30	6,585,000	7,934,925	5.000%, 07/01/29	20,370,000	25,049,396
Utah Transit Authority, Series A			Total Municipal Bonds
5.000%, 06/15/27	5,020,000	5,954,222	(Cost $950,777,580)		976,409,304
Total Utah		18,079,483		Shares
Virginia - 1.2%			Short-Term Investments - 2.1%
Virginia Public Building Authority, Series B			Other Investment Companies - 2.1%
5.000%, 08/01/25	10,310,000	12,332,925	Dreyfus Government Cash Management Fund,
Washington - 5.1%			Institutional Shares, 2.34% [2]	6,856,919	6,856,919
Energy Northwest Electric Revenue,			Dreyfus Institutional Preferred Government
Bonneville Power			Money Market Fund, Institutional Shares,
5.000%, 07/01/25	10,180,000	12,155,022	2.40% [2]	6,856,918	6,856,918
Energy Northwest Nuclear Revenue,			JPMorgan U.S. Government Money Market Fund,
Project 3, Series A			IM Shares, 2.39% [2]	7,064,704	7,064,704
5.000%, 07/01/25	7,965,000	9,510,290	Total Short-Term Investments
State of Washington School Improvements,			(Cost $20,778,541)		20,778,541
Series C			Total Investments - 100.4%
5.000%, 02/01/28	7,370,000	8,853,655	(Cost $971,556,121)		997,187,845
State of Washington, Series R-2015C			Other Assets, less Liabilities - (0.4)%		(4,171,754)
5.000%, 07/01/28	10,195,000	11,926,009
			Net Assets - 100.0%		$993,016,091
University of Washington,
University & College Improvements Revenue,
Series C
5.000%, 07/01/27	7,270,000	8,126,260
Total Washington		50,571,236

1 All or part of the security is delayed delivery transaction. The market value for delayed COPS Certificates of Participation delivery security at March 31, 2019, amounted to $15,763,580, or 1.6% of net assets.
2 Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

7

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †	—	$976,409,304	—	$976,409,304
Short-Term Investments
Other Investment Companies	$20,778,541	—	—	20,778,541
Total Investments in Securities	$20,778,541	$976,409,304	—	$997,187,845

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

8

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 94.5%			Metropolitan Pier and Exposition Authority
			Revenue, McCormick Place Expansion
California - 7.5%			Project, Series 2012 A
California Municipal Finance Authority,			5.000%, 06/15/42	$2,950,000	$3,033,279
Community Medical Centers, Series A			Total Illinois		24,175,124
5.000%, 02/01/42	$2,500,000	$2,797,800
			Louisiana - 5.4%
California Municipal Finance Authority, Senior
Lien-LINXS APM Project			Louisiana Public Facilities Authority, Ochsner
5.000%, 12/31/43	5,070,000	5,771,485	Clinic Foundation
			5.000%, 05/15/47	5,285,000	5,786,335
California Municipal Finance Authority, Series I
			New Orleans Aviation Board, General Airport
5.000%, 05/15/43	3,000,000	3,408,900	North Terminal, Series B
5.000%, 05/15/48	4,600,000	5,209,776	5.000%, 01/01/48	5,830,000	6,502,899
Total California		17,187,961	Total Louisiana		12,289,234
Colorado - 2.6%			Massachusetts - 3.4%
Public Authority for Colorado Energy Natural Gas			Massachusetts Development Finance Agency,
Purchase Revenue, Series 2008			UMass Boston Student Housing
6.500%, 11/15/38	4,005,000	5,840,772
			5.000%, 10/01/41	2,250,000	2,447,663
Connecticut - 5.0%			5.000%, 10/01/48	5,000,000	5,408,450
State of Connecticut Special Tax Revenue,			Total Massachusetts		7,856,113
Transportation Infrastructure
5.000%, 01/01/38	5,000,000	5,693,350	Michigan - 3.5%
State of Connecticut, Series E			Michigan Finance Authority, Henry Ford
			Health System
5.000%, 09/15/35	2,425,000	2,840,863	5.000%, 11/15/41	4,005,000	4,489,485
5.000%, 09/15/37	2,500,000	2,911,175
			Michigan State Hospital Finance Authority,
Total Connecticut		11,445,388	Ascension Senior Credit Group
Florida - 9.8%			5.000%, 11/15/46	3,000,000	3,409,740
Alachua County Health Facilities Authority,			Total Michigan		7,899,225
Shands Teaching Hospital & Clinics, Series A			Minnesota - 5.5%
5.000%, 12/01/44	6,420,000	7,013,400
			City of Minneapolis MN, Fairview Health Services,
Martin County Health Facilities Authority, Martin			Series A
Memorial Medical Center			5.000%, 11/15/49	5,910,000	6,774,692
5.500%, 11/15/42	4,430,000	4,762,206
			Duluth Economic Development Authority,
Miami Beach Health Facilities Authority Mt. Sinai			Essentia Health Obligated Group
Medical Center			5.000%, 02/15/48	5,000,000	5,648,500
5.000%, 11/15/39	5,220,000	5,631,806
			Total Minnesota		12,423,192
Orange County Health Facilities Authority,
Orlando Health Inc. , Series A			Nebraska - 2.7%
5.000%, 10/01/39	4,280,000	4,854,376	Central Plains Energy Project
Total Florida		22,261,788	Project #3, Series A
			5.000%, 09/01/42	5,000,000	6,112,400
Illinois - 10.6%
			New Jersey - 10.6%
Chicago O'Hare International Airport, Senior Lien,
Series A			New Jersey Economic Development Authority,
5.000%, 01/01/48	5,000,000	5,726,250	Series DDD
			5.000%, 06/15/42	7,665,000	8,267,086
Illinois State General Obligation
5.500%, 07/01/38	3,225,000	3,409,276	New Jersey Economic Development Authority,
			UMM Energy Partners, Series 2012 A
Illinois State General Obligation, Series D			5.125%, 06/15/43	4,450,000	4,621,903
5.000%, 11/01/26	5,225,000	5,770,281
			New Jersey Transportation Trust Fund Authority,
Metropolitan Pier and Exposition Authority			Transportation System, Series A
Revenue, McCormick Place Expansion Project,			5.000%, 12/15/34	2,500,000	2,793,650
Series B
5.000%, 06/15/52	6,090,000	6,236,038

9

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value
New Jersey - 10.6% (continued)			Texas Private Activity Bond Surface
			Transportation Corp., Senior Lien-Blueridge
Tobacco Settlement Financing Corp.			Transport
Series A
			5.000%, 12/31/40	$3,490,000	$3,818,200
5.000%, 06/01/46	$2,500,000	$2,722,125	5.000%, 12/31/45	3,880,000	4,224,544
5.250%, 06/01/46	3,285,000	3,648,387
			Total Texas		26,071,476
Tobacco Settlement Financing Corp.
Series B			Virginia - 2.7%
5.000%, 06/01/46	2,000,000	2,112,760	Virginia Small Business Financing Authority,
Total New Jersey		24,165,911	Transform 66 P3 Project
New York - 4.6%			5.000%, 12/31/49	2,500,000	2,742,025
			5.000%, 12/31/52	3,060,000	3,347,089
New York Transportation Development Corp.,
Delta Air Lines, Inc. - Laguardia			Total Virginia		6,089,114
5.000%, 01/01/31	2,615,000	3,068,049	West Virginia - 2.6%
New York Transportation Development Corp.,			West Virginia Hospital Finance Authority, Cabell
Laguardia Airport Terminal B			Huntington Hospital Obligation
5.000%, 07/01/46	6,780,000	7,342,130	5.000%, 01/01/43	5,200,000	5,878,028
Total New York		10,410,179	Total Municipal Bonds
Oklahoma - 3.8%			(Cost $207,673,453)		214,999,961

Oklahoma Development Finance Authority,				Shares
Health Ou Medicine Project, Series B			Short-Term Investments - 4.3%
5.250%, 08/15/48	2,975,000	3,380,641	Other Investment Companies - 4.3%
5.500%, 08/15/52	4,500,000	5,188,725
Total Oklahoma		8,569,366	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34% [1]	3,243,114	3,243,114
Rhode Island - 2.8%
			Dreyfus Institutional Preferred Government
Tobacco Settlement Financing Corp.			Money Market Fund, Institutional Shares,
Series A			2.40% [1]	3,243,115	3,243,115
5.000%, 06/01/35	2,000,000	2,135,220	JPMorgan U.S. Government Money Market Fund,
5.000%, 06/01/40	3,985,000	4,189,470	IM Shares, 2.39% [1]	3,341,391	3,341,391
Total Rhode Island		6,324,690	Total Short-Term Investments
Texas - 11.4%			(Cost $9,827,620)		9,827,620
Central Texas Regional Mobility Authority			Total Investments - 98.8%
5.000%, 01/01/40	1,650,000	1,851,449	(Cost $217,501,073)		224,827,581
5.000%, 01/01/46	3,750,000	4,171,050	Other Assets, less Liabilities - 1.2%		2,799,146
Central Texas Turnpike System, Series C			Net Assets - 100.0%		$227,626,727
5.000%, 08/15/42	6,915,000	7,543,504
Grand Parkway Transportation Corp.,
1st Tier Toll Revenue, Series A
5.500%, 04/01/53	4,010,000	4,462,729

1 Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

10

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †	—	$214,999,961	—	$214,999,961
Short-Term Investments
Other Investment Companies	$9,827,620	—	—	9,827,620
Total Investments in Securities	$9,827,620	$214,999,961	—	$224,827,581

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

11

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.5%			AtriCure, Inc.*	64,942	$1,739,796
Consumer Discretionary - 14.9%			Cambrex Corp.*,1	83,921	3,260,331
Churchill Downs, Inc.	55,715	$5,028,836	Cantel Medical Corp.	82,129	5,493,609
Chuy's Holdings, Inc. *	78,192	1,780,432	Catalent, Inc. *	191,547	7,774,893
Five Below, Inc. *	81,049	10,070,338	Globus Medical, Inc. , Class A *	182,348	9,009,815
Grand Canyon Education, Inc. *	110,517	12,655,301	ICU Medical, Inc. *	46,398	11,104,433
Helen of Troy, Ltd. (Bermuda) *	30,443	3,530,170	Insulet Corp. *,1	33,294	3,165,926
Lithia Motors, Inc. , Class A [1]	70,776	6,564,474	LHC Group, Inc.*	53,319	5,910,944
Oxford Industries, Inc. [1]	52,076	3,919,240	Medidata Solutions, Inc. *,1	85,219	6,241,440
Skyline Champion Corp. [1]	160,165	3,043,135	Syneos Health, Inc.*,1	152,435	7,890,036
Texas Roadhouse, Inc. [1]	128,795	8,009,761	Wright Medical Group, N.V. (Netherlands) *	174,180	5,477,961
Tupperware Brands Corp.	55,055	1,408,307	Total Health Care		69,987,623
Wolverine World Wide, Inc.	128,797	4,601,917	Industrials - 17.3%
Total Consumer Discretionary		60,611,911	AAR Corp.	122,777	3,991,480
Consumer Staples - 4.5%			Alamo Group, Inc.	50,160	5,012,991
Central Garden & Pet Co.*,1	81,502	2,083,191	Allegiant Travel Co.	32,739	4,238,718
Central Garden & Pet Co., Class A *	158,853	3,693,332	Healthcare Services Group, Inc.[1]	39,078	1,289,183
Performance Food Group Co. *	219,144	8,686,868	Heartland Express, Inc. [1]	213,363	4,113,639
WD-40 Co. [1]	22,194	3,760,552	ICF International, Inc.	75,437	5,739,247
Total Consumer Staples		18,223,943	John Bean Technologies Corp. [1]	39,189	3,601,077
Energy - 2.2%			Mobile Mini, Inc.	112,535	3,819,438
Dril-Quip, Inc. *,1	42,970	1,970,174	Patrick Industries, Inc. *,1	95,549	4,330,281
Forum Energy Technologies, Inc.*,1	150,652	769,832	Primoris Services Corp.	221,244	4,575,326
Matador Resources Co. *,1	316,122	6,110,638	RBC Bearings, Inc.*	45,777	5,821,461
Total Energy		8,850,644	Ritchie Bros. Auctioneers, Inc. (Canada)	191,351	6,505,934
Financials - 14.8%			SiteOne Landscape Supply, Inc.*	74,587	4,262,647
Ameris Bancorp	160,678	5,519,289	Sun Hydraulics Corp.	84,124	3,912,607
AMERISAFE, Inc.	90,968	5,403,499	Universal Forest Products, Inc.	139,301	4,163,707
Cathay General Bancorp[1]	154,029	5,223,123	US Ecology, Inc.	88,190	4,936,876
Cohen & Steers, Inc. [1]	101,144	4,275,357	Total Industrials		70,314,612
Glacier Bancorp, Inc.	159,104	6,375,297	Information Technology - 14.8%
IBERIABANK Corp.	50,645	3,631,753	Entegris, Inc. [1]	133,090	4,749,982
Meridian Bancorp, Inc.	156,630	2,457,525	EPAM Systems, Inc.*	46,033	7,785,561
Pacific Premier Bancorp, Inc.	162,234	4,304,068	ExlService Holdings, Inc. *	69,776	4,187,956
PRA Group, Inc.*,1	103,592	2,777,302	HubSpot, Inc. *,1	60,250	10,014,153
ProAssurance Corp.	53,190	1,840,906	MACOM Technology Solutions Holdings, Inc.*,1	117,803	1,968,488
Stifel Financial Corp. [1]	99,230	5,235,375	Paylocity Holding Corp. *	77,201	6,885,557
Texas Capital Bancshares, Inc. *	78,096	4,263,261	Power Integrations, Inc.[1]	40,617	2,840,753
United Bankshares, Inc. [1]	94,297	3,417,323	Proofpoint, Inc.*	44,363	5,386,999
Webster Financial Corp. [1]	108,802	5,512,997	Rogers Corp. *,1	34,110	5,419,397
Total Financials		60,237,075	Silicon Laboratories, Inc. *	74,177	5,997,952
Health Care - 17.3%			Virtusa Corp. *	92,509	4,944,606
Amneal Pharmaceuticals, Inc. *,1	205,959	2,918,439	Total Information Technology		60,181,404

12

	AMG GW&K Small Cap Core Fund
	Schedule of Portfolio Investments (continued)

		Shares	Value		Shares	Value
	Materials - 4.6%			Other Investment Companies - 1.4%
	Balchem Corp.	52,153	$4,839,799	Dreyfus Government Cash Management Fund,
	Compass Minerals International, Inc. [1]	42,508	2,311,160	Institutional Shares, 2.34%[3]	1,860,362	$1,860,362
	PolyOne Corp.	173,527	5,086,076	Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
	Silgan Holdings, Inc.	211,129	6,255,752	2.40% [3]	1,860,362	1,860,362
	Total Materials		18,492,787	JPMorgan U.S. Government Money Market Fund,
	Real Estate - 5.1%			IM Shares, 2.39% [3]	1,916,737	1,916,737
	National Health Investors, Inc., REIT	57,653	4,528,643	Total Other Investment Companies		5,637,461
	Pebblebrook Hotel Trust, REIT	132,938	4,129,054	Total Short-Term Investments
	QTS Realty Trust, Inc. , Class A, REIT	133,553	6,008,550	(Cost $6,007,653)		6,007,653
	STAG Industrial, Inc. , REIT	200,057	5,931,690	Total Investments - 100.0%
				(Cost $363,656,918)		405,840,517
	Total Real Estate		20,597,937	Other Assets, less Liabilities - 0.0%#		87,927
	Utilities - 3.0%
				Net Assets - 100.0%		$405,928,444
	IDACORP, Inc.	54,182	5,393,276
	NorthWestern Corp.	98,589	6,941,652
	Total Utilities		12,334,928
	Total Common Stocks
	(Cost $357,649,265)		399,832,864
		Principal
		Amount
Short	-Term Investments - 1.5%
	Joint Repurchase Agreements - 0.1%[2]
	Bank of Montreal, dated 03/29/19, due 04/01/19,
	2.580% total to be received $370,272
	(collateralized by various U. S. Treasuries,
	0.000% - 3.750%, 04/25/19 - 08/15/48, totaling
	$377,596)	$370,192	370,192

* Non-income producing security.	[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to
# Less than 0.05%.	the sum of the previous seven days' dividends paid, expressed as an annual
[1] Some or all of these securities, amounting to $71,764,495 or 17.7% of net assets, were	percentage.
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	REIT Real Estate Investment Trust
Obligations. See Notes to Schedules of Portfolio of Investments.
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

13

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$399,832,864	—	—	$399,832,864
Short-Term Investments
Joint Repurchase Agreements	—	$370,192	—	370,192
Other Investment Companies	5,637,461	—	—	5,637,461
Total Investments in Securities	$405,470,325	$370,192	—	$405,840,517

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

14

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.5%			Premier, Inc., Class A*	55,434	$1,911,919
Consumer Discretionary - 14.7%			STERIS PLC (Ireland)	21,963	2,811,923
BJ's Restaurants, Inc.	27,871	$1,317,741	West Pharmaceutical Services, Inc.	27,770	3,060,254
Burlington Stores, Inc. *,1	20,313	3,182,641	Total Health Care		20,226,606
Carter's, Inc. [1]	19,244	1,939,603	Industrials - 16.0%
Cavco Industries, Inc. *	12,054	1,416,707	Exponent, Inc.	60,649	3,500,660
Dorman Products, Inc. *,1	28,094	2,474,800	Gardner Denver Holdings, Inc.*	72,330	2,011,497
Five Below, Inc. *	25,762	3,200,928	Graco, Inc.	36,774	1,821,049
Lithia Motors, Inc. , Class A	14,866	1,378,822	Hexcel Corp.	30,532	2,111,593
The Michaels Cos., Inc. *,1	58,236	665,055	Lincoln Electric Holdings, Inc.	18,587	1,558,892
Polaris Industries, Inc. [1]	17,747	1,498,379	The Middleby Corp. *,1	11,412	1,483,903
Pool Corp.	9,535	1,572,989	Nordson Corp.	14,308	1,896,096
			RBC Bearings, Inc.*	19,481	2,477,399
Texas Roadhouse, Inc.	32,839	2,042,257
Vail Resorts, Inc.	9,450	2,053,485	Ritchie Bros. Auctioneers, Inc. (Canada)	53,288	1,811,792
Total Consumer Discretionary		22,743,407	Schneider National, Inc., Class B	62,107	1,307,352
Energy - 2.9%			The Toro Co.	42,826	2,948,142
Callon Petroleum Co.*,1	140,825	1,063,229	Wabtec Corp.	26,246	1,934,855
Dril-Quip, Inc. *,1	11,641	533,740	Total Industrials		24,863,230
Matador Resources Co. *,1	58,316	1,127,248	Information Technology - 19.0%
Parsley Energy, Inc., Class A *	66,700	1,287,310	ANSYS, Inc.*	11,777	2,151,776
Superior Energy Services, Inc. *	87,955	410,750	Booz Allen Hamilton Holding Corp.	56,317	3,274,270
Total Energy		4,422,277	Cognex Corp.	53,073	2,699,293
Financials - 12.5%			EPAM Systems, Inc.*	9,183	1,553,121
Artisan Partners Asset Management, Inc. , Class A	25,836	650,292	Gartner, Inc.*,1	23,250	3,526,560
Chemical Financial Corp.	34,384	1,415,245	Power Integrations, Inc.	17,941	1,254,793
Glacier Bancorp, Inc.	37,827	1,515,728	Rapid7, Inc.*	41,526	2,101,631
James River Group Holdings, Ltd. (Bermuda)	39,668	1,589,894	Silicon Laboratories, Inc. *	17,966	1,452,731
MarketAxess Holdings, Inc.[1]	17,174	4,226,178	SS&C Technologies Holdings, Inc.	50,188	3,196,474
Pinnacle Financial Partners, Inc. [1]	38,870	2,126,189	Tyler Technologies, Inc. *	7,716	1,577,150
Signature Bank	18,598	2,381,846	The Ultimate Software Group, Inc.*	6,769	2,234,650
Texas Capital Bancshares, Inc. *	28,284	1,544,024	Zebra Technologies Corp., Class A*	21,018	4,403,901
Webster Financial Corp.	36,236	1,836,078	Total Information Technology		29,426,350
Western Alliance Bancorp*	51,478	2,112,657	Materials - 6.9%
Total Financials		19,398,131	AptarGroup, Inc.	12,421	1,321,470
Health Care - 13.1%			Berry Global Group, Inc. *	36,096	1,944,491
Acadia Healthcare Co., Inc. *,1	32,782	960,840	Eagle Materials, Inc.	18,958	1,598,159
Amneal Pharmaceuticals, Inc. *,1	39,214	555,662	Quaker Chemical Corp.[1]	12,569	2,517,948
Bio-Rad Laboratories, Inc. , Class A *	7,326	2,239,412	RPM International, Inc.	58,364	3,387,447
Catalent, Inc.*	52,094	2,114,495	Total Materials		10,769,515
ICU Medical, Inc. *	10,915	2,612,287	Real Estate - 9.0%
Insulet Corp.*,1	9,050	860,565	American Campus Communities, Inc. , REIT	58,892	2,802,081
Jazz Pharmaceuticals PLC (Ireland) *	10,048	1,436,362	CoreSite Realty Corp., REIT	15,467	1,655,278
Neurocrine Biosciences, Inc. *	18,875	1,662,887	Easterly Government Properties, Inc. , REIT [1]	97,738	1,760,262

15

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Real Estate - 9.0% (continued)			RBC Dominion Securities, Inc. , dated 03/29/19,
Mid-America Apartment Communities, Inc. , REIT	14,267	$1,559,811	due 04/01/19, 2.650% total to be received
			$1,000,221 (collateralized by various
Physicians Realty Trust, REIT	100,671	1,893,622	U. S. Government Agency Obligations and
Summit Hotel Properties, Inc. , REIT [1]	148,703	1,696,701	U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
Sun Communities, Inc. , REIT	21,791	2,582,669	09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Real Estate		13,950,424	Total Joint Repurchase Agreements		1,690,881
Utilities - 2.4%				Shares
OGE Energy Corp.	43,401	1,871,451	Other Investment Companies - 4.3%
Portland General Electric Co.	37,088	1,922,642	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34%[3]	2,205,894	2,205,894
Total Utilities		3,794,093
Total Common Stocks			Dreyfus Institutional Preferred Government
(Cost $145,474,737)		149,594,033	Money Market Fund, Institutional Shares,
			2.40% [3]	2,205,893	2,205,893
	Principal		JPMorgan U.S. Government Money Market Fund,
	Amount		IM Shares, 2.39% [3]	2,272,739	2,272,739
Short-Term Investments - 5.4%			Total Other Investment Companies		6,684,526
Joint Repurchase Agreements - 1.1%[2]			Total Short-Term Investments
Cantor Fitzgerald Securities, Inc. , dated 03/29/19,			(Cost $8,375,407)		8,375,407
due 04/01/19, 2.650% total to be received			Total Investments - 101.9%
$691,034 (collateralized by various			(Cost $153,850,144)		157,969,440
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -			Other Assets, less Liabilities - (1.9)%		(2,988,308)
10/20/68, totaling $704,699)	$690,881	690,881	Net Assets - 100.0%		$154,981,132

* Non-income producing security.	[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[1] Some or all of these securities, amounting to $24,106,650 or 15.6% of net assets, were	the sum of the previous seven days' dividends paid, expressed as an annual
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See Notes to Schedules of Portfolio of Investments.	REIT Real Estate Investment Trust
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$149,594,033	—	—	$149,594,033
Short-Term Investments
Joint Repurchase Agreements	—	$1,690,881	—	1,690,881
Other Investment Companies	6,684,526	—	—	6,684,526
Total Investments in Securities	$156,278,559	$1,690,881	—	$157,969,440

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

16

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

17

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities Total
	Securities	Collateral	Collateral Collateral
Fund	Loaned	Received Received Received
AMG GW&K Enhanced Core Bond Fund	$581,231	$600,620	—	$600,620
AMG GW&K Small Cap Core Fund	71,764,495	370,192	$72,612,858 72,983,050
AMG GW&K Small/Mid Cap Fund	24,106,650	1,690,881	23,060,582 24,751,463

The following table summarizes the securities received as collateral for securities lending:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG GW&K Small Cap Core Fund	U. S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48
AMG GW&K Small/Mid Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48

18

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.5%			Southwest Airlines Co.	35,733	$1,854,900
Communication Services - 9.0%			Union Pacific Corp.	12,491	2,088,495
Alphabet, Inc. , Class A*	1,661	$1,954,814	Total Industrials		15,729,730
Comcast Corp., Class A	50,939	2,036,541	Information Technology - 34.6%
Facebook, Inc. , Class A *	11,517	1,919,769	Adobe, Inc.*	7,601	2,025,591
IAC/InterActiveCorp *	9,668	2,031,344	Amphenol Corp., Class A	21,035	1,986,545
The Walt Disney Co.	18,472	2,050,946	Apple, Inc.	10,432	1,981,558
Total Communication Services		9,993,414	CDW Corp.	21,897	2,110,214
Consumer Discretionary - 16.0%			Cisco Systems, Inc.	36,996	1,997,414
Burlington Stores, Inc. *,1	11,809	1,850,234	Citrix Systems, Inc.	18,592	1,852,879
Carnival Corp. (Panama)	33,939	1,721,386	Cognizant Technology Solutions Corp., Class A	27,896	2,021,065
Dick's Sporting Goods, Inc. [1]	55,313	2,036,071	Fidelity National Information Services, Inc.	18,514	2,093,933
Dollar General Corp.	17,044	2,033,349	International Business Machines Corp.	14,107	1,990,498
The Home Depot, Inc.	10,849	2,081,815	KLA-Tencor Corp.	17,626	2,104,721
Marriott International, Inc. , Class A	16,373	2,048,099	Lam Research Corp.	11,087	1,984,684
O'Reilly Automotive, Inc. *	5,352	2,078,182	Mastercard, Inc., Class A	8,456	1,990,965
Ross Stores, Inc.	21,053	1,960,034	Microsoft Corp.	17,127	2,019,958
Starbucks Corp.	27,002	2,007,329	Oracle Corp.	38,051	2,043,719
Total Consumer Discretionary		17,816,499	PayPal Holdings, Inc. *	19,103	1,983,656
Financials - 8.8%			Texas Instruments, Inc.	19,168	2,033,150
American Express Co.	18,987	2,075,279	Total System Services, Inc.	22,366	2,124,994
The Progressive Corp.	26,943	1,942,321	Visa, Inc., Class A [1]	13,248	2,069,205
S&P Global, Inc.	9,648	2,031,386	Xilinx, Inc.	16,441	2,084,554
SVB Financial Group*	8,154	1,813,124	Total Information Technology		38,499,303
Synchrony Financial	61,046	1,947,367	Materials - 3.6%
Total Financials		9,809,477	Berry Global Group, Inc. *	35,918	1,934,903
Health Care - 13.3%			Crown Holdings, Inc. *	37,742	2,059,581
AbbVie, Inc.	20,471	1,649,758	Total Materials		3,994,484
Anthem, Inc.	6,667	1,913,296	Total Common Stocks
			(Cost $98,120,591)		110,571,534
Biogen, Inc. *	5,878	1,389,442
			Short-Term Investments - 0.8%
Gilead Sciences, Inc.	27,632	1,796,356
			Other Investment Companies - 0.8%
HCA Healthcare, Inc.	14,884	1,940,576
			Dreyfus Government Cash Management Fund,
Thermo Fisher Scientific, Inc.	7,577	2,073,976	Institutional Shares, 2.34%[2]	311,424	311,424
UnitedHealth Group, Inc.	7,711	1,906,622	Dreyfus Institutional Preferred Government
Zoetis, Inc.	20,449	2,058,601	Money Market Fund, Institutional Shares,
			2.40% [2]	311,424	311,424
Total Health Care		14,728,627
Industrials - 14.2%			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.39% [2]	320,861	320,861
The Boeing Co.	4,968	1,894,895
			Total Short-Term Investments
Illinois Tool Works, Inc.	13,905	1,995,785	(Cost $943,709)		943,709
Lockheed Martin Corp.	6,652	1,996,664	Total Investments - 100.3%
Norfolk Southern Corp.	10,844	2,026,635	(Cost $99,064,300)		111,515,243
Rockwell Automation, Inc.	11,531	2,023,229	Other Assets, less Liabilities - (0.3)%		(359,593)
Snap-on, Inc.[1]	11,814	1,849,127	Net Assets - 100.0%		$111,155,650

1

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[2] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[1] Some or all of these securities, amounting to $7,726,201 or 7.0% of net assets, were out	the sum of the previous seven days' dividends paid, expressed as an annual
on loan to various brokers and are collateralized by various U. S. Treasury Obligations.	percentage.
See Notes to Schedule of Portfolio of Investments.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$110,571,534	—	—	$110,571,534
Short-Term Investments
Other Investment Companies	943,709	—	—	943,709
Total Investments in Securities	$111,515,243	—	—	$111,515,243

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

2

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund's portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

3

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$7,726,201	—	$7,792,085	$7,792,085

The following table summarizes the securities received as collateral for securities lending:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	04/15/19-11/15/48

4

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value			Shares	Value

Common Stocks - 97.3%				Rexnord Corp. *	414,726	$10,426,212
Consumer Discretionary - 12.3%				Ryder System, Inc.	135,600	8,405,844
Aaron's, Inc.	255,100	$13,418,260		SPX Corp.*	272,100	9,466,359
Brunswick Corp.	242,900	12,225,157		TriMas Corp. *	447,000	13,512,810
The Children's Place, Inc.	140,500	13,667,840		Welbilt, Inc. *,1	586,400	9,605,232
Dine Brands Global, Inc.	130,200	11,885,958		Total Industrials		165,584,070
LCI Industries[1]	132,750	10,197,855		Information Technology - 18.6%
				Anixter International, Inc. *	168,400	9,448,924
Winnebago Industries, Inc.	220,100	6,856,115
Total Consumer Discretionary		68,251,185		Benchmark Electronics, Inc.	380,689	9,993,086
Financials - 22.5%				Electronics For Imaging, Inc.*,1	335,850	9,034,365
Banc of California, Inc.	423,500	5,861,240		Knowles Corp.*,1	657,600	11,593,488
BancorpSouth Bank	421,100	11,883,442		NCR Corp.*,1	305,500	8,337,095
Essent Group, Ltd. (Bermuda) *	247,450	10,751,703		Perficient, Inc. *	359,500	9,846,705
First Busey Corp.	462,743	11,290,929		Plantronics, Inc.	134,800	6,215,628
First Midwest Bancorp, Inc.	525,004	10,741,582		Sanmina Corp.*	349,810	10,092,019
Janus Henderson Group PLC (Jersey) [1]	249,688	6,237,206		Silicon Motion Technology Corp.,
				ADR (Cayman Islands)	149,000	5,906,360
Kemper Corp.	112,859	8,593,084
				Virtusa Corp. *,1	158,700	8,482,515
OceanFirst Financial Corp.	466,500	11,223,990
				WNS Holdings, Ltd., ADR (Jersey) *	136,198	7,255,267
Reinsurance Group of America, Inc.	81,047	11,507,053
				Zebra Technologies Corp., Class A*	33,900	7,103,067
Sterling Bancorp	521,520	9,715,918
				Total Information Technology		103,308,519
UMB Financial Corp.[1]	145,700	9,330,628
				Materials - 9.2%
Umpqua Holdings Corp.	538,314	8,882,181
				Berry Global Group, Inc. *	116,600	6,281,242
WSFS Financial Corp.	239,700	9,252,420
				Compass Minerals International, Inc.	142,500	7,747,725
Total Financials		125,271,376
				Ferro Corp. *,1	654,400	12,387,792
Health Care - 4.2%
Acadia Healthcare Co., Inc. *,1	236,500	6,931,815		Minerals Technologies, Inc.	152,400	8,959,596
AMN Healthcare Services, Inc. *,1	154,100	7,256,569		Neenah, Inc.	102,100	6,571,156
Prestige Consumer Healthcare, Inc. *,1	306,300	9,161,433		Orion Engineered Carbons, S. A. (Luxembourg)	485,900	9,227,241
				Total Materials		51,174,752
Total Health Care		23,349,817
				Real Estate - 0.8%
Industrials - 29.7%
				Realogy Holdings Corp. [1]	398,400	4,541,760
American Woodmark Corp.*,1	111,600	9,221,508
				Total Common Stocks
Beacon Roofing Supply, Inc.*,1	304,500	9,792,720
				(Cost $449,569,831)		541,481,479
BMC Stock Holdings, Inc. *	583,020	10,301,963
					Principal
Columbus McKinnon Corp.	278,950	9,581,932			Amount
Deluxe Corp. [1]	149,000	6,514,280	Short	-Term Investments - 4.1%
EnPro Industries, Inc.	139,400	8,984,330		Joint Repurchase Agreements - 1.4%[2]
Gibraltar Industries, Inc. *	275,300	11,179,933		Bank of Montreal, dated 03/29/19, due 04/01/19,
Granite Construction, Inc.	193,200	8,336,580		2.580% total to be received $405,746
JELD-WEN Holding, Inc. *,1	477,600	8,434,416		(collateralized by various U.S. Treasuries,
				0.000% - 3.750%, 04/25/19 - 08/15/48, totaling
Knoll, Inc.	515,500	9,748,105		$413,772)	$405,659	405,659
Korn Ferry	116,600	5,221,348
ManpowerGroup, Inc.	90,600	7,491,714
NOW, Inc.*,1	670,400	9,358,784

1

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Joint Repurchase Agreements - 1.4%[2]			Other Investment Companies - 2.7%
(continued)			Dreyfus Government Cash Management Fund,
Bank of Nova Scotia, dated 03/29/19, due			Institutional Shares, 2.34%[3]	4,920,789	$4,920,789
04/01/19, 2.670% total to be received			Dreyfus Institutional Preferred Government
$1,930,527 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Government Agency Obligations, 3.500% -			2.40% [3]	4,920,789	4,920,789
4.571%, 12/01/33 - 02/01/49, totaling
$1,969,138)	$1,930,098	$1,930,098	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.39%[3]	5,069,904	5,069,904
Cantor Fitzgerald Securities, Inc. , dated 03/29/19,
due 04/01/19, 2.650% total to be received			Total Other Investment Companies		14,911,482
$1,930,524 (collateralized by various			Total Short-Term Investments
U. S. Government Agency Obligations and			(Cost $23,037,533)		23,037,533
U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -			Total Investments - 101.4%
10/20/68, totaling $1,968,700)	1,930,098	1,930,098	(Cost $472,607,364)		564,519,012
Jefferies LLC, dated 03/29/19, due 04/01/19,			Other Assets, less Liabilities - (1.4)%		(7,995,223)
2.670% total to be received $1,930,527
(collateralized by various U. S. Government			Net Assets - 100.0%		$556,523,789
Agency Obligations, 0.000% - 6.625%,
04/03/19 - 07/15/36, totaling $1,968,715)	1,930,098	1,930,098
MUFG Securities America, Inc. , dated 03/29/19,
due 04/01/19, 2.630% total to be received
$1,930,521 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
5.000%, 01/01/29 - 01/01/49, totaling
$1,968,700)	1,930,098	1,930,098
Total Joint Repurchase Agreements		8,126,051

* Non-income producing security.	[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[1] Some or all of these securities, amounting to $70,775,595 or 12.7% of net assets, were	the sum of the previous seven days' dividends paid, expressed as an annual
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See Notes to Schedule of Portfolio of Investments.	ADR American Depositary Receipt
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$541,481,479	—	—	$541,481,479
Short-Term Investments
Joint Repurchase Agreements	—	$8,126,051	—	8,126,051
Other Investment Companies	14,911,482	—	—	14,911,482
Total Investments in Securities	$556,392,961	$8,126,051	—	$564,519,012

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund's portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

3

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$70,775,595	$8,126,051	$63,949,696	$72,075,747

The following table summarizes the securities received as collateral for securities lending:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	04/04/19-11/15/48

4

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.8%			Health Care - 11.4%
Communication Services - 4.6%			AAC Holdings, Inc.*	500,000	$920,000
Cable One, Inc.	12,200	$11,972,836	Acceleron Pharma, Inc.*,1	151,500	7,055,355
Cogent Communications Holdings, Inc.	180,082	9,769,449	Addus HomeCare Corp.*,1	230,000	14,625,700
IMAX Corp. (Canada) *	345,099	7,826,845	American Renal Associates Holdings, Inc. *,1	248,265	1,524,347
Rosetta Stone, Inc. *	435,000	9,504,750	Argenx SE, ADR (Netherlands)*	30,000	3,745,200
Shenandoah Telecommunications Co.	180,000	7,984,800	Blueprint Medicines Corp. *,1	137,000	10,966,850
Total Communication Services		47,058,680	Immunomedics, Inc.*	396,000	7,607,160
Consumer Discretionary - 12.1%			Inspire Medical Systems, Inc. *	93,000	5,280,540
Callaway Golf Co.[1]	600,000	9,558,000	Integer Holdings Corp.*	113,000	8,522,460
Chegg, Inc.*,1	300,000	11,436,000	iRhythm Technologies, Inc.*,1	103,000	7,720,880
Floor & Decor Holdings, Inc., Class A *,1	185,000	7,625,700	LHC Group, Inc.*	129,300	14,334,198
Hilton Grand Vacations, Inc. *	322,400	9,946,040	Mirati Therapeutics, Inc. *,1	40,000	2,932,000
Hudson, Ltd., Class A (Bermuda) *	710,030	9,762,912	MorphoSys AG, ADR (Germany)*	5,300	120,310
Monro, Inc. [1]	147,000	12,718,440	Novocure, Ltd. (Jersey) *	163,000	7,851,710
National Vision Holdings, Inc. *,1	468,000	14,709,240	PetIQ, Inc. *,1	210,000	6,596,100
Ollie's Bargain Outlet Holdings, Inc. *,1	146,000	12,458,180	Rhythm Pharmaceuticals, Inc.*,1	180,000	4,933,800
OneSpaWorld Holdings, Ltd. (Bahamas)*,1	715,000	9,766,900	Tandem Diabetes Care, Inc.*	190,000	12,065,000
Strategic Education, Inc.	200,000	26,262,000	Total Health Care		116,801,610
Total Consumer Discretionary		124,243,412	Industrials - 21.3%
Consumer Staples - 2.2%			Albany International Corp., Class A	278,100	19,909,179
BJ's Wholesale Club Holdings, Inc. *,1	500,000	13,700,000	ASGN, Inc.*	370,000	23,491,300
MGP Ingredients, Inc. [1]	112,100	8,648,515	Beacon Roofing Supply, Inc.*,1	460,000	14,793,600
Total Consumer Staples		22,348,515	Casella Waste Systems, Inc., Class A *	199,000	7,076,440
Energy - 2.4%			CIRCOR International, Inc.*,1	240,000	7,824,000
Apergy Corp.*	118,500	4,865,610	Clean Harbors, Inc. *	267,000	19,098,510
Cactus, Inc. , Class A *	185,000	6,586,000	EMCOR Group, Inc.	257,500	18,818,100
Matador Resources Co. *,1	380,000	7,345,400	Exponent, Inc.	195,000	11,255,400
Solaris Oilfield Infrastructure, Inc., Class A [1]	312,000	5,129,280	Healthcare Services Group, Inc.[1]	370,073	12,208,708
Total Energy		23,926,290	ICF International, Inc.	61,000	4,640,880
Financials - 8.0%			RBC Bearings, Inc.*	69,470	8,834,500
AMERISAFE, Inc.	92,084	5,469,790	Rexnord Corp. *	460,000	11,564,400
Argo Group International Holdings,			TriNet Group, Inc.*	385,000	22,999,900
Ltd. (Bermuda)	120,000	8,479,200
			Viad Corp.	164,050	9,234,375
Cadence BanCorp	620,000	11,501,000	WageWorks, Inc. *	366,894	13,853,917
Focus Financial Partners, Inc. , Class A *,1	328,800	11,718,432
			Willdan Group, Inc.*,1	168,700	6,253,709
Green Dot Corp., Class A *	77,800	4,718,570
			WillScot Corp. *,1	550,000	6,099,500
Hamilton Lane, Inc. , Class A	309,000	13,466,220	Total Industrials		217,956,418
Health Insurance Innovations, Inc. , Class A *	260,000	6,973,200
			Information Technology - 32.6%
Houlihan Lokey, Inc.	75,000	3,438,750	2U, Inc.*,1	289,000	20,475,650
ProAssurance Corp.	219,740	7,605,201	ACI Worldwide, Inc. *	257,078	8,450,154
WisdomTree Investments, Inc.[1]	1,260,000	8,895,600
			Blackline, Inc.*,1	243,000	11,255,760
Total Financials		82,265,963	Bottomline Technologies, Inc.*	294,000	14,726,460

1

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Information Technology - 32.6%			Short	-Term Investments - 2.8%
(continued)				Joint Repurchase Agreements - 2.2%[5]
Brooks Automation, Inc. [1]	334,000	$9,796,220
				Bank of Nova Scotia, dated 03/29/19, due
Cabot Microelectronics Corp.	80,028	8,959,935		04/01/19, 2.670% total to be received
Cision, Ltd. (Cayman Islands) *,1	960,080	13,220,302		$5,318,031 (collateralized by various
Envestnet, Inc. *,1	122,000	7,977,580		U. S. Government Agency Obligations, 3.500% -
				4.571%, 12/01/33 - 02/01/49, totaling
Evo Payments, Inc. , Class A *	455,000	13,217,750		$5,424,392)	$5,316,848	$5,316,848
Exela Technologies, Inc. *,1	764,469	2,553,326		Cantor Fitzgerald Securities, Inc. , dated 03/29/19,
ExlService Holdings, Inc. *	255,018	15,306,180		due 04/01/19, 2.650% total to be received
				$5,318,022 (collateralized by various
Instructure, Inc. *,1	370,000	17,434,400
				U. S. Government Agency Obligations and
j2 Global, Inc. [1]	195,000	16,887,000		U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -
Littelfuse, Inc.	60,000	10,948,800		10/20/68, totaling $5,423,185)	5,316,848	5,316,848
MKS Instruments, Inc.	150,075	13,964,479		Citibank N. A. , dated 03/29/19, due 04/01/19,
				2.650% total to be received $3,638,630
New Relic, Inc.*	47,500	4,688,250		(collateralized by various U.S. Government
nLight, Inc. *,1	480,000	10,694,400		Agency Obligations, 2.960% - 4.500%,
Paylocity Holding Corp. *	231,500	20,647,485		01/01/28 - 07/01/48, totaling $3,716,317)	3,637,827	3,637,827
				Merrill Lynch, Pierce, Fenner & Smith, Inc., dated
Pegasystems, Inc.	181,000	11,765,000		03/29/19, du e 04/01/19, 2.600% total to be
Pluralsight, Inc. , Class A *,1	683,000	21,678,420		received $5,318,000 (collateralized by various
Priority Technology Holdings, Inc. *	649,000	4,484,590		U. S. Government Agency Obligations, 3.500% -
				4.500%, 03/20/47 - 12/20/48, totaling
Q2 Holdings, Inc. *,1	330,007	22,856,285
				$5,423,185)	5,316,848	5,316,848
RealPage, Inc.*,1	390,058	23,672,620
				State of Wisconsin Investment Board, dated
SailPoint Technologies Holding, Inc. *	145,000	4,164,400		03/29/19, du e 04/01/19, 2.800% total to be
Smartsheet, Inc., Class A*	140,000	5,710,600		received $2,797,511 (collateralized by various
				U. S. Treasuries, 0.125% - 3.875%, 07/15/20 -
Talend, S. A. , ADR (France) *,1	155,000	7,838,350		02/15/47, totaling $2,857,516)	2,796,858	2,796,858
USA Technologies, Inc.*,1	400,000	1,660,000		Total Joint Repurchase Agreements		22,385,229
WNS Holdings, Ltd., ADR (Jersey) *	160,000	8,523,200
					Shares
Total Information Technology		333,557,596
				Other Investment Companies - 0.6%
Materials - 0.7%
				Dreyfus Government Cash Management Fund,
Summit Materials, Inc., Class A *,1	424,728	6,740,433		Institutional Shares, 2.34%[6]	2,277,578	2,277,578
Real Estate - 2.5%				Dreyfus Institutional Preferred Government
Innovative Industrial Properties, Inc. , REIT [1]	40,600	3,316,614		Money Market Fund, Institutional Shares,
				2.40% [6]	2,277,578	2,277,578
Kennedy-Wilson Holdings, Inc.	790,058	16,899,341
				JPMorgan U.S. Government Money Market Fund,
National Storage Affiliates Trust, REIT	200,000	5,702,000		IM Shares, 2.39% [6]	2,346,596	2,346,596
Total Real Estate		25,917,955		Total Other Investment Companies		6,901,752
Total Common Stocks				Total Short-Term Investments
(Cost $744,351,440)		1,000,816,872		(Cost $29,286,981)		29,286,981
Preferred Stocks - 1.4%				Total Investments - 102.0%
Consumer Discretionary - 1.4%				(Cost $789,715,419)		1,044,879,569
CuriosityStream, Inc., Series A, Convertible *,2,3	907,700	9,077,000		Other Assets, less Liabilities - (2.0)%		(20,954,556)
Wheels Up *,3,4	2,243,589	5,698,716		Net Assets - 100.0%		$1,023,925,013
Total Preferred Stocks
(Cost $16,076,998)		14,775,716

2

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[5] Cash collateral received from brokers for securities lending was invested in these joint
[1] Some or all of these securities, amounting to $195,094,336 or 19.1% of net assets, were	repurchase agreements.
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	[6] Yield shown represents the March 31, 2019, seven day average yield, which refers to
Obligations. See Notes to Schedules of Portfolio of Investments.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	percentage.
security may be resold in transactions exempt from registration, normally to qualified	ADR	American Depositary Receipt
buyers. At March 31, 2019, the value of these securities amounted to $9,077,000 or 0.9%	REIT	Real Estate Investment Trust
of net assets.
[3] Security's value was determined by using significant unobservable inputs.
[4] This security is restricted and not available for re-sale. The security was purchased on
September 28, 2017 for $6,999,997 and represents 0.6% of net assets.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$1,000,816,872	—	—	$1,000,816,872
Preferred Stocks ††	—	—	$14,775,716	14,775,716
Short-Term Investments
Joint Repurchase Agreements	—	$22,385,229	—	22,385,229
Other Investment Companies	6,901,752	—	—	6,901,752
Total Investments in Securities	$1,007,718,624	$22,385,229	$14,775,716	$1,044,879,569

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.
All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2019:

Preferred
Stock
Balance as of December 31, 2018	$14,775,716
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Balance as of March 31, 2019	$14,775,716

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2019	—

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2019. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of	Valuation	Unobservable
	March 31, 2019	Technique(s)	Inputs(s)	Range	Average
Preferred Stock	$9,077,000	Broker Quote	Indicative Bid	N/A	N/A
Preferred Stock	5,698,716	Discounted Cash Flow	Discount Rate	20%	N/A
Total	$14,775,716

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.9%			WellCare Health Plans, Inc. *,1	149,200	$40,246,700
Communication Services - 3.2%			Total Health Care		272,829,178
Altice USA, Inc., Class A1	1,146,500	$24,626,820	Industrials - 20.2%
IAC/InterActiveCorp *	102,300	21,494,253	AerCap Holdings, N.V. (Netherlands)*	321,300	14,953,302
Zynga, Inc. , Class A*	3,071,525	16,371,228	AMETEK, Inc.	304,000	25,222,880
Total Communication Services		62,492,301	BWX Technologies, Inc.	630,400	31,255,232
Consumer Discretionary - 10.5%			Cintas Corp.	120,900	24,435,099
Aptiv PLC (Ireland) [1]	220,200	17,503,698	Copart, Inc.*,1	385,800	23,375,622
Brunswick Corp.	442,500	22,271,025	CoStar Group, Inc.*	70,500	32,882,610
Burlington Stores, Inc. *,1	151,700	23,768,356	Hexcel Corp.	349,800	24,192,168
Domino's Pizza, Inc. [1]	104,700	27,023,070	IHS Markit, Ltd. (Bermuda)*,1	304,200	16,542,396
GrubHub, Inc.*,1	170,000	11,809,900	Knight-Swift Transportation Holdings, Inc. [1]	478,200	15,627,576
International Game Technology			L3 Technologies, Inc.	103,000	21,256,110
PLC (United Kingdom) [1]	601,100	7,808,289	Nordson Corp.	136,600	18,102,232
O'Reilly Automotive, Inc. *	101,800	39,528,940	Ryanair Holdings PLC, Sponsored ADR (Ireland)*	314,300	23,553,642
Pool Corp. [1]	118,500	19,548,945	TransDigm Group, Inc. *	32,700	14,845,473
Tractor Supply Co.	203,300	19,874,608	TransUnion	530,500	35,458,620
Ulta Beauty, Inc. *	46,300	16,146,199	Verisk Analytics, Inc.	218,900	29,113,700
Total Consumer Discretionary		205,283,030	WABCO Holdings, Inc. *	95,300	12,563,399
Consumer Staples - 1.2%			Waste Connections, Inc. (Canada)	341,400	30,244,626
Lamb Weston Holdings, Inc.	318,300	23,853,402	Total Industrials		393,624,687
Energy - 1.3%			Information Technology - 28.8%
Concho Resources, Inc.	223,300	24,777,368	Amdocs, Ltd. (Guernsey)	460,700	24,928,477
Financials - 10.4%			Amphenol Corp., Class A	230,900	21,806,196
Apollo Global Management LLC, Class A, MLP	959,600	27,108,700	Atlassian Corp. PLC, Class A (United Kingdom)*,1	130,900	14,711,851
Assured Guaranty, Ltd. (Bermuda)	458,900	20,388,927	Avalara, Inc.*	394,600	22,014,734
The Progressive Corp.	964,100	69,501,969	Booz Allen Hamilton Holding Corp.	751,400	43,686,396
RenaissanceRe Holdings, Ltd. (Bermuda)	223,100	32,014,850	Coupa Software, Inc.*,1	104,100	9,471,018
SVB Financial Group*	178,975	39,796,881	Dolby Laboratories, Inc. , Class A	416,100	26,201,817
TD Ameritrade Holding Corp.	267,800	13,387,322	Elastic, N.V. (Netherlands) *,1	49,400	3,945,578
Total Financials		202,198,649	Entegris, Inc. [1]	747,300	26,671,137
Health Care - 14.0%			FleetCor Technologies, Inc.*,1	150,500	37,111,795
Agilent Technologies, Inc.	316,800	25,464,384	Gartner, Inc.*,1	238,700	36,206,016
Centene Corp.*	370,400	19,668,240
			Global Payments, Inc.	573,900	78,348,828
Charles River Laboratories International, Inc. *	184,850	26,849,463
			Lam Research Corp.	106,700	19,100,367
Chemed Corp.	52,200	16,707,654	Marvell Technology Group, Ltd. (Bermuda)[1]	1,457,900	28,997,631
DaVita, Inc. *	516,500	28,040,785
			Microchip Technology, Inc.	170,600	14,152,976
DexCom, Inc.*,1	75,100	8,944,410
			Monolithic Power Systems, Inc.	143,700	19,469,913
Elanco Animal Health, Inc.*	572,000	18,344,040	Pivotal Software, Inc., Class A*,1	776,400	16,187,940
Henry Schein, Inc.*,1	240,000	14,426,400	PTC, Inc.*	210,400	19,394,672
Sage Therapeutics, Inc. *,1	111,800	17,781,790	Tableau Software, Inc. , Class A *,1	146,600	18,659,248
Sarepta Therapeutics, Inc. *,1	235,300	28,045,407
			Total System Services, Inc.	248,825	23,640,863
Vertex Pharmaceuticals, Inc. *	153,900	28,309,905	Tyler Technologies, Inc. *	100,000	20,440,000

5

	AMG TimesSquare Mid Cap Growth Fund
	Schedule of Portfolio Investments (continued)

					Principal
		Shares	Value		Amount	Value

	Information Technology - 28.8%			MUFG Securities America, Inc., dated 03/29/19,
	(continued)			due 04/01/19, 2.630% total to be received
	WEX, Inc.*	75,175	$14,432,848	$1,249,051 (collateralized by various
				U. S. Government Agency Obligations, 3.000% -
	Zendesk, Inc. *	248,300	21,105,500
				5.000%, 01/01/29 - 01/01/49, totaling
	Total Information Technology		560,685,801	$1,273,753)	$1,248,777	$1,248,777
	Materials - 2.9%			RBC Dominion Securities, Inc. , dated 03/29/19,
	International Flavors & Fragrances, Inc. [1]	213,100	27,445,149	due 04/01/19, 2.650% total to be received
				$1,249,053 (collateralized by various
	Martin Marietta Materials, Inc. [1]	149,200	30,016,056
				U. S. Government Agency Obligations and
	Total Materials		57,461,205	U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
	Real Estate - 4.4%			09/09/49, totaling $1,273,753)	1,248,777	1,248,777
	CBRE Group, Inc., Class A*	913,200	45,157,740	Total Joint Repurchase Agreements		5,257,674
	SBA Communications Corp., REIT *	205,600	41,050,096		Shares
	Total Real Estate		86,207,836	Other Investment Companies - 3.1%
	Total Common Stocks			Dreyfus Government Cash Management Fund,
	(Cost $1,302,061,132)		1,889,413,457	Institutional Shares, 2.34%[3]	19,841,391	19,841,391

		Principal		Dreyfus Institutional Preferred Government
		Amount		Money Market Fund, Institutional Shares,
				2.40% [3]	19,841,391	19,841,391
Short	-Term Investments - 3.4%
	Joint Repurchase Agreements - 0.3%[2]			JPMorgan U.S. Government Money Market Fund,
				IM Shares, 2.39% [3]	20,442,645	20,442,645
	Bank of Montreal, dated 03/29/19, due 04/01/19,			Total Other Investment Companies		60,125,427
	2.580% total to be received $262,622
	(collateralized by various U. S. Treasuries,			Total Short-Term Investments
	0.000% - 3.750%, 04/25/19 - 08/15/48, totaling			(Cost $65,383,101)		65,383,101
	$267,817)	$262,566	262,566	Total Investments - 100.3%
	Bank of Nova Scotia, dated 03/29/19, due			(Cost $1,367,444,233)		1,954,796,558
	04/01/19, 2.650% total to be received			Other Assets, less Liabilities - (0.3)%		(5,399,507)
	$1,249,053 (collateralized by various			Net Assets - 100.0%		$1,949,397,051
	U. S. Treasuries, 0.000% - 6.250%, 03/31/19 -
	02/15/47, totaling $1,274,034)	1,248,777	1,248,777
	Cantor Fitzgerald Securities, Inc. , dated 03/29/19,
	due 04/01/19, 2.650% total to be received
	$1,249,053 (collateralized by various
	U. S. Government Agency Obligations and
	U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -
	10/20/68, totaling $1,273,753)	1,248,777	1,248,777

* Non-income producing security.	ADR	American Depositary Receipt
[1] Some or all of these securities, amounting to $321,612,334 or 16.5% of net assets, were	MLP	Master Limited Partnership
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	REIT	Real Estate Investment Trust
Obligations. See Notes to Schedules of Portfolio of Investments.
[2] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3] Yield shown represents the March 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

6

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$1,889,413,457	—	—	$1,889,413,457
Short-Term Investments
Joint Repurchase Agreements	—	$5,257,674	—	5,257,674
Other Investment Companies	60,125,427	—	—	60,125,427
Total Investments in Securities	$1,949,538,884	$5,257,674	—	$1,954,796,558

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

7

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.1%			Orpea (France)	155,262	$18,642,763
Communication Services - 7.3%			Qualicorp Consultoria e Corretora de Seguros,
Auto Trader Group PLC (United Kingdom) [1]	4,285,949	$29,150,566	S. A. (Brazil)	1,431,800	5,734,002
			UDG Healthcare PLC (Ireland)	2,708,700	19,978,887
CTS Eventim AG & Co. KGaA (Germany)	245,812	11,655,226
			Total Health Care		107,397,085
Modern Times Group MTG AB, Class B (Sweden)	1,126,928	14,447,107
			Industrials - 26.2%
Nordic Entertainment Group AB, Class B
(Sweden) *	1,126,928	26,423,833	AirAsia Group Bhd (Malaysia)	17,839,000	11,644,146
			Alimak Group AB (Sweden)[1,2]	478,298	6,817,024
Tower Bersama Infrastructure Tbk PT (Indonesia)	5,956,300	1,649,150
Total Communication Services		83,325,882	Benefit One, Inc. (Japan)	489,700	9,631,580
Consumer Discretionary - 12.1%			Clarkson PLC (United Kingdom)	166,100	5,138,028
ABC-Mart, Inc. (Japan)	534,100	31,798,220	Daetwyler Holding AG (Switzerland)	38,084	5,633,377
CIE Automotive, S. A. (Spain) [2]	600,400	16,166,354	Diploma PLC (United Kingdom)	472,125	8,976,762
Dalata Hotel Group PLC (Ireland)	3,668,425	24,196,643	en-japan, Inc. (Japan)	663,100	19,370,861
Izumi Co., Ltd. (Japan)	527,400	24,613,223	Harmonic Drive Systems, Inc. (Japan)	311,700	10,737,057
Kroton Educacional, S.A. (Brazil)	3,066,700	8,208,466	Howden Joinery Group PLC (United Kingdom)	1,893,887	11,981,473
SAF-Holland, S.A. (Luxembourg) [2]	1,393,828	15,963,607	Interpump Group S.P.A. (Italy)	704,422	23,008,784
Samsonite International, S. A. (Luxembourg) [1]	5,623,850	18,069,592	Intrum AB (Sweden)[2]	782,700	22,507,886
Total Consumer Discretionary		139,016,105	IPH, Ltd. (Australia)	3,807,200	19,056,083
Consumer Staples - 4.5%			Irish Continental Group PLC (Ireland)	2,217,994	12,091,906
Pigeon Corp. (Japan)	203,400	8,345,251	LISI (France)	165,690	5,092,664
Sugi Holdings Co., Ltd. (Japan)	492,230	21,722,539	Melrose Industries PLC (United Kingdom)	9,836,782	23,495,698
Viscofan, S.A. (Spain)	351,400	21,995,646	Nabtesco Corp. (Japan)	431,000	12,629,977
Total Consumer Staples		52,063,436	Nihon M&A Center, Inc. (Japan)	581,300	15,977,608
Financials - 17.3%			Palfinger AG (Austria)	165,933	4,655,456
Aruhi Corp. (Japan)	756,400	15,087,319	Polypipe Group PLC (United Kingdom)	2,216,215	11,632,444
Challenger, Ltd. (Australia)	2,880,778	16,978,500	Prosegur Cia de Seguridad, S.A. (Spain) [2]	4,891,010	26,510,771
Edelweiss Financial Services, Ltd. (India)	3,945,534	11,245,471	Rotork PLC (United Kingdom)	1,607,700	5,928,149
FinecoBank Banca Fineco S.P.A. (Italy)	2,064,600	27,201,882	Stabilus, S. A. (Luxembourg)	103,500	5,007,739
Indiabulls Housing Finance, Ltd. (India)	766,859	9,487,624	Troax Group AB (Sweden)[2]	167,600	5,355,227
Jupiter Fund Management PLC (United Kingdom)	2,007,600	9,463,120	VAT Group AG (Switzerland) [1,2]	167,800	17,660,995
Regional SAB de CV (Mexico)	2,118,200	10,669,436	Total Industrials		300,541,695
Steadfast Group, Ltd. (Australia)	13,111,100	29,518,897	Information Technology - 16.2%
Tamburi Investment Partners S.P.A. (Italy)[2]	1,389,575	9,721,526	Altran Technologies, S.A. (France)[2]	2,735,281	30,041,360
Topdanmark A/S (Denmark)	670,896	33,518,486	Chroma ATE, Inc. (Taiwan)	2,131,100	10,170,328
Zenkoku Hosho Co., Ltd. (Japan)	725,000	25,372,764	Datalogic S.P.A. (Italy) [2]	222,390	5,196,318
Total Financials		198,265,025	Disco Corp. (Japan)	103,200	14,779,413
Health Care - 9.4%			Electrocomponents PLC (United Kingdom)	3,926,200	28,753,787
Amplifon S. P. A. (Italy)	1,009,209	19,695,067	Global Dominion Access, S. A. (Spain)*,1,2	675,346	3,602,244
Ascom Holding AG (Switzerland)	435,500	5,836,562	Horiba, Ltd. (Japan)	561,495	31,313,187
DiaSorin S. P. A. (Italy)	107,525	10,845,185	Iriso Electronics Co., Ltd. (Japan)	306,200	14,056,960
Fisher & Paykel Healthcare Corp., Ltd. (New			Link Administration Holdings, Ltd. (Australia)	3,451,300	18,124,656
Zealand)	541,700	5,798,980	Nemetschek SE (Germany)	48,600	8,304,744
Japan Lifeline Co., Ltd. (Japan)	1,178,600	19,547,675	RIB Software SE (Germany)[2]	320,600	5,297,784
Mani, Inc. (Japan)	27,000	1,317,964

8

	AMG TimesSquare International Small Cap Fund
	Schedule of Portfolio Investments (continued)

					Principal
		Shares	Value		Amount	Value

	Information Technology - 16.2%			Merrill Lynch, Pierce, Fenner & Smith, Inc., dated
	(continued)			03/29/19, du e 04/01/19, 2.600% total to be
	SimCorp A/S (Denmark)	164,900	$15,931,913	received $7,328,315 (collateralized by various
				U. S. Government Agency Obligations, 3.500% -
	Total Information Technology		185,572,694	4.500%, 03/20/47 - 12/20/48, totaling
	Materials - 1.4%			$7,473,263)	$7,326,728	$7,326,728
	RPC Group PLC (United Kingdom)	1,623,384	16,711,911	State of Wisconsin Investment Board, dated
	Real Estate - 2.1%			03/29/19, du e 04/01/19, 2.800% total to be
				received $3,855,160 (collateralized by various
	Open House Co., Ltd. (Japan)	701,600	24,146,107	U. S. Treasuries, 0.125% - 3.875%, 07/15/20 -
	Utilities - 1.6%			02/15/47, totaling $3,937,851)	3,854,261	3,854,261
	Rubis SCA (France)	332,800	18,167,177	Total Joint Repurchase Agreements		30,847,209

	Total Common Stocks				Shares
	(Cost $1,154,083,370)		1,125,207,117
				Other Investment Companies - 1.3%
		Principal		Dreyfus Government Cash Management Fund,
		Amount		Institutional Shares, 2.34%[4]	5,071,126	5,071,126
Short	-Term Investments - 4.0%			Dreyfus Institutional Preferred Government
	Joint Repurchase Agreements - 2.7%[3]			Money Market Fund, Institutional Shares,
				2.40% [4]	5,071,126	5,071,126
	Bank of Montreal, dated 03/29/19, due 04/01/19,
	2.600% total to be received $7,328,315			JPMorgan U.S. Government Money Market Fund,
	(collateralized by various U. S. Government			IM Shares, 2.39% [4]	5,224,797	5,224,797
	Agency Obligations and U. S. Treasuries,			Total Other Investment Companies		15,367,049
	0.625% - 4.500%, 03/31/19 - 03/01/49, totaling
	$7,473,270)	$7,326,728	7,326,728	Total Short-Term Investments
				(Cost $46,214,258)		46,214,258
	Citibank N.A., dated 03/29/19, due 04/01/19,
	2.650% total to be received $5,013,871			Total Investments - 102.1%
	(collateralized by various U. S. Government			(Cost $1,200,297,628)		1,171,421,375
	Agency Obligations, 2.960% - 4.500%,			Other Assets, less Liabilities - (2.1)%		(24,233,100)
	01/01/28 - 07/01/48, totaling $5,120,920)	5,012,764	5,012,764	Net Assets - 100.0%		$1,147,188,275
	Daiwa Capital Markets America, dated 03/29/19,
	due 04/01/19, 2.650% total to be received
	$7,328,346 (collateralized by various
	U. S. Government Agency Obligations and
	U. S. Treasuries, 0.000% - 6.500%, 04/11/19 -
	03/20/49, totaling $7,473,263)	7,326,728	7,326,728

* Non-income producing security.	[3] Cash collateral received from brokers for securities lending was invested in these joint
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	repurchase agreements.
security may be resold in transactions exempt from registration, normally to qualified	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
buyers. At March 31, 2019, the value of these securities amounted to $75,300,421 or	the sum of the previous seven days' dividends paid, expressed as an annual
6.6% of net assets.	percentage.
[2] Some or all of these securities, amounting to $35,198,370 or 3.1% of net assets, were out on loan to various brokers and are collateralized by cash and various U. S. Treasury
Obligations. See Notes to Schedules of Portfolio of Investments.

9

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$22,322,598	$278,219,097	—	$300,541,695
Financials	10,669,436	187,595,589	—	198,265,025
Information Technology	—	185,572,694	—	185,572,694
Consumer Discretionary	32,405,109	106,610,996	—	139,016,105
Health Care	5,734,002	101,663,083	—	107,397,085
Communication Services	26,423,833	56,902,049	—	83,325,882
Consumer Staples	—	52,063,436	—	52,063,436
Real Estate	—	24,146,107	—	24,146,107
Utilities	—	18,167,177	—	18,167,177
Materials	—	16,711,911	—	16,711,911
Short-Term Investments
Joint Repurchase Agreements	—	30,847,209	—	30,847,209
Other Investment Companies	15,367,049	—	—	15,367,049
Total Investment in Securities	$112,922,027	$1,058,499,348	—	$1,171,421,375

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Australia	7.4	Luxembourg	3.5
Austria	0.4	Malaysia	1.0
Brazil	1.2	Mexico	1.0
Denmark	4.4	New Zealand	0.5
France	6.4	Spain	6.1
Germany	2.3	Sweden	6.7
India	1.8	Switzerland	2.6
Indonesia	0.2	Taiwan	0.9
Ireland	5.0	United Kingdom	13.4
Italy	8.5		100.0
Japan	26.7

10

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 93.7%			Indiabulls Housing Finance, Ltd. (India)	9,000	$111,349
Communication Services - 5.3%			Inversiones La Construccion, S. A. (Chile)	3,500	60,855
Innocean Worldwide, Inc. (South Korea)	2,000	$123,036	KIWOOM Securities Co., Ltd. (South Korea)	1,400	100,249
Plan B Media PCL (Thailand)	123,000	24,638	MCB Bank, Ltd. (Pakistan)	40,000	55,852
Plan B Media PCL, Class F (Thailand)	227,000	45,469	Regional SAB de CV (Mexico)	22,500	113,333
PVR, Ltd. (India)	3,000	71,301	Security Bank Corp. (Philippines)	27,000	88,954
T4F Entretenimento, S. A. (Brazil)	45,000	77,579	Transaction Capital, Ltd. (South Africa)	60,000	74,019
Total Communication Services		342,023	Value Partners Group, Ltd. (Cayman Islands)	135,000	105,193
Consumer Discretionary - 17.4%			Total Financials		1,238,996
China Maple Leaf Educational Systems, Ltd.			Health Care - 6.7%
(Cayman Islands)	120,000	57,962	China Resources Medical Holdings Co., Ltd.
Cyrela Brazil Realty S. A. Empreendimentos e			(Cayman Islands)	100,000	71,845
Participacoes (Brazil)	9,000	37,146	Hugel, Inc. (South Korea) *	300	99,993
Fourlis Holdings, S. A. (Greece)	13,000	73,643	i-SENS, Inc. (South Korea)	5,000	114,662
Fu Shou Yuan International Group, Ltd. (Cayman			Medy-Tox, Inc. (South Korea)	151	78,064
Islands)	125,000	114,880
			Odontoprev, S.A. (Brazil)	15,000	63,213
Kroton Educacional, S.A. (Brazil)	46,500	124,464	Total Health Care		427,777
Lung Yen Life Service Corp. (Taiwan)	35,000	70,721	Industrials - 16.7%
Mr Price Group, Ltd. (South Africa)	7,000	91,947	AKR Corporindo Tbk PT (Indonesia)	160,000	53,109
OPAP, S.A. (Greece)	12,300	127,128	A-Living Services Co., Ltd., Class H (China)*,1	80,000	136,858
Poya International Co., Ltd. (Taiwan)	9,000	106,439	AviChina Industry & Technology Co., Ltd., Class H
Ramayana Lestari Sentosa Tbk PT (Indonesia)	650,000	81,302	(China)	140,000	89,466
Saudi Co. For Hardware CJSC (Saudi Arabia)	3,750	72,993	Bizlink Holding, Inc. (Cayman Islands)	13,186	90,778
Varroc Engineering, Ltd. (India) *,1	11,000	91,829	China Conch Venture Holdings, Ltd. (Cayman
Xinyi Glass Holdings, Ltd. (Cayman Islands)	60,000	68,898	Islands)	29,000	103,845
Total Consumer Discretionary		1,119,352	Corp America Airports, S. A. (Luxembourg) *	10,000	82,700
Consumer Staples - 5.5%			DMCI Holdings, Inc. (Philippines)	250,000	57,132
Alicorp SAA (Peru)	15,000	49,056	KAP Industrial Holdings, Ltd. (South Africa)	165,000	80,571
Dis-Chem Pharmacies, Ltd. (South Africa) [1]	41,000	68,879	King Slide Works Co., Ltd. (Taiwan)	9,000	100,406
Grape King Bio, Ltd. (Taiwan)	16,000	103,421	Mytilineos Holdings, S.A. (Greece)	9,000	91,024
Juhayna Food Industries (Egypt)	60,000	46,684	Sinopec Engineering Group Co., Ltd., Class H
			(China)	100,000	97,794
Puregold Price Club, Inc. (Philippines)	90,000	82,558
Total Consumer Staples		350,598	TCI Express, Ltd. (India)	8,000	86,206
			Total Industrials		1,069,889
Energy - 1.5%
			Information Technology - 14.3%
Aegis Logistics, Ltd. (India)	32,000	93,788
			Chroma ATE, Inc. (Taiwan)	18,000	85,902
Financials - 19.3%
Banco ABC Brasil, S. A. (Brazil) *	736	3,463	Douzone Bizon Co., Ltd. (South Korea)	3,000	123,534
			Elite Material Co., Ltd. (Taiwan)	36,000	124,772
Bank Tabungan Negara Persero Tbk PT
(Indonesia)	500,000	85,966	Ennoconn Corp. (Taiwan)	16,060	139,145
City Union Bank, Ltd. (India)	26,000	76,883	Kingsoft Corp., Ltd. (Cayman Islands)	45,000	114,735
Edelweiss Financial Services, Ltd. (India)	46,000	131,108	Koh Young Technology, Inc. (South Korea)	1,400	105,638
Egypt Kuwait Holding Co., S. A. E. (Egypt)	62,000	97,588	Sinbon Electronics Co., Ltd. (Taiwan)	40,000	134,541
Egyptian Financial Group-Hermes Holding Co.			WONIK IPS Co., Ltd. (South Korea)	4,500	92,988
(Egypt)*	140,000	134,184	Total Information Technology		921,255

11

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

				Principal
	Shares	Value		Amount	Value
Materials - 4.5%			Short-Term Investments - 1.7%
Dongsung Finetec Co., Ltd. (South Korea) *	13,000	$99,374	Joint Repurchase Agreements - 1.1%[3]
Duratex, S. A. (Brazil)	25,000	69,534	RBC Dominion Securities, Inc. , dated 03/29/19,
PI Industries, Ltd. (India)	8,000	119,267	due 04/01/19, 2.650% total to be received
			$67,593 (collateralized by various
Total Materials		288,175	U. S. Government Agency Obligations and
Real Estate - 2.5%			U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
The Phoenix Mills, Ltd. (India)	10,000	95,011	09/09/49, totaling $68,930)	$67,578	$67,578
Prologis Property Mexico S.A. de CV (Mexico)	35,000	67,619		Shares
Total Real Estate		162,630	Other Investment Companies - 0.6%
Total Common Stocks			Dreyfus Government Cash Management Fund,
(Cost $5,556,770)		6,014,483	Institutional Shares, 2.34%[4]	13,376	13,376
Exchange Traded Funds - 1.1%			Dreyfus Institutional Preferred Government
Xtrackers Harvest CSI 300 China A-Shares ETF[2]			Money Market Fund, Institutional Shares,
(Cost $66,848)	2,400	68,952	2.40% [4]	13,376	13,376
			JPMorgan U.S. Government Money Market Fund,
Preferred Stocks - 3.3%			IM Shares, 2.39% [4]	13,781	13,781
Financials - 3.3%			Total Other Investment Companies		40,533
Banco ABC Brasil, S. A. , Preference (Brazil)	23,000	111,318	Total Short-Term Investments
Banco Davivienda, S. A. , Preference (Colombia)	8,500	99,717	(Cost $108,111)		108,111
Total Financials		211,035	Total Investments - 101.7%
Total Preferred Stocks			(Cost $6,038,044)		6,526,644
(Cost $184,784)		211,035	Other Assets, less Liabilities - (1.7)%		(110,312)
Participation Notes - 1.9%			Net Assets - 100.0%		$6,416,332
Consumer Staples - 1.9%
Masan Group Corp., 12/05/19 (JP Morgan)
(Vietnam)	17,000	61,896
United International Transportation Co., 12/31/20
(JP Morgan) (Saudi Arabia)	7,200	62,167
Total Participation Notes
(Cost $121,531)		124,063

* Non-income producing security.	[3] Cash collateral received from brokers for securities lending was invested in these joint
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	repurchase agreements.
security may be resold in transactions exempt from registration, normally to qualified	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
buyers. At March 31, 2019, the value of these securities amounted to $297,566 or 4.6%	the sum of the previous seven days' dividends paid, expressed as an annual
of net assets.	percentage.
[2] Some or all of these securities, amounting to $68,262 or 1.1% of net assets, were out on	CSI	China Securities Index
loan to various brokers and are collateralized by cash. See Notes to Schedules of	ETF	Exchange Traded Fund
Portfolio of Investments.

12

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$607,543	$631,453	—	$1,238,996
Consumer Discretionary	414,685	704,667	—	1,119,352
Industrials	139,832	930,057	—	1,069,889
Information Technology	—	921,255	—	921,255
Health Care	63,213	364,564	—	427,777
Consumer Staples	117,935	232,663	—	350,598
Communication Services	77,579	264,444	—	342,023
Materials	69,534	218,641	—	288,175
Real Estate	67,619	95,011	—	162,630
Energy	—	93,788	—	93,788
Exchange Traded Funds	68,952	—	—	68,952
Preferred Stocks
Financials	211,035	—	—	211,035
Participation Notes
Consumer Staples	—	124,063	—	124,063
Short-Term Investments
Joint Repurchase Agreements	—	67,578	—	67,578
Other Investment Companies	40,533	—	—	40,533
Total Investments in Securities	$1,878,460	$4,648,184	—	$6,526,644

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Brazil	7.6	Peru	0.8
Cayman Islands	11.3	Philippines	3.6
Chile	0.9	Saudi Arabia	2.1
China	5.0	South Africa	4.9
Colombia	1.6	South Korea	14.6
Egypt	4.3	Taiwan	13.5
Greece	4.5	Thailand	1.1
India	13.7	United States	1.1
Indonesia	3.4	Vietnam	1.0
Luxembourg	1.3		100.0
Mexico	2.8
Pakistan	0.9

13

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.3%			Regional SAB de CV (Mexico)	1,300	$6,548
Communication Services - 6.1%			RenaissanceRe Holdings, Ltd. (Bermuda)	250	35,875
Auto Trader Group PLC (United Kingdom) [1]	3,200	$21,765	St James's Place PLC (United Kingdom)	2,600	34,843
Cable One, Inc. (United States)	30	29,441	Steadfast Group, Ltd. (Australia)	6,100	13,734
CTS Eventim AG & Co. KGaA (Germany)	150	7,112	Topdanmark A/S (Denmark)	500	24,980
IMAX Corp. (Canada) *	700	15,876	Zenkoku Hosho Co., Ltd. (Japan)	600	20,998
Modern Times Group MTG AB, Class B (Sweden)	900	11,538	Total Financials		235,912
Nordic Entertainment Group AB, Class B			Health Care - 9.6%
(Sweden) *	900	21,103	Amplifon S. P. A. (Italy)	700	13,661
Total Communication Services		106,835	Ascom Holding AG (Switzerland)	300	4,021
Consumer Discretionary - 16.0%			Charles River Laboratories International, Inc.
ABC-Mart, Inc. (Japan)	350	20,838	(United States)*	250	36,313
Brunswick Corp. (United States)	400	20,132	DiaSorin S. P. A. (Italy)	100	10,086
Callaway Golf Co. (United States)[2]	400	6,372	Encompass Health Corp. (United States)	450	26,280
CIE Automotive, S. A. (Spain)	500	13,463	Eurofins Scientific SE (Luxembourg) [2]	80	33,141
Dalata Hotel Group PLC (Ireland)	2,200	14,511	Fisher & Paykel Healthcare Corp., Ltd. (New
			Zealand)	400	4,282
Don Quijote Holdings Co., Ltd. (Japan)	200	13,251
			Japan Lifeline Co., Ltd. (Japan)	800	13,268
Floor & Decor Holdings, Inc., Class A
(United States) *,2	500	20,610	Orpea (France)	100	12,007
Hilton Grand Vacations, Inc. (United States) *	700	21,595	UDG Healthcare PLC (Ireland)	2,100	15,489
Izumi Co., Ltd. (Japan)	300	14,001	Total Health Care		168,548
Koito Manufacturing Co., Ltd. (Japan)	350	19,898	Industrials - 24.1%
			AerCap Holdings, N.V. (Netherlands)*	200	9,308
Kroton Educacional, S.A. (Brazil)	3,700	9,903
National Vision Holdings, Inc. (United States) *	300	9,429	AirAsia Group Bhd (Malaysia)	14,100	9,204
Planet Fitness, Inc. , Class A (United States) *	600	41,232	Beacon Roofing Supply, Inc. (United States)*,2	500	16,080
Pool Corp. (United States) [2]	70	11,548	Benefit One, Inc. (Japan)	200	3,934
			Clean Harbors, Inc. (United States) *	200	14,306
SAF-Holland, S.A. (Luxembourg)	1,000	11,453
Samsonite International, S. A. (Luxembourg) [1]	3,900	12,531	CoStar Group, Inc. (United States) *	100	46,642
ZOZO, Inc. (Japan)	1,000	18,906	Daetwyler Holding AG (Switzerland)	50	7,396
Total Consumer Discretionary		279,673	Diploma PLC (United Kingdom)	400	7,605
Consumer Staples - 3.1%			en-japan, Inc. (Japan)	450	13,146
Performance Food Group Co. (United States)*	450	17,838	Harmonic Drive Systems, Inc. (Japan)	300	10,334
Pigeon Corp. (Japan)	200	8,205	Howden Joinery Group PLC (United Kingdom)	1,600	10,122
Sugi Holdings Co., Ltd. (Japan)	350	15,446	Interpump Group S.P.A. (Italy)	600	19,598
Viscofan, S.A. (Spain)	200	12,519	Intrum AB (Sweden)	600	17,254
Total Consumer Staples		54,008	IPH, Ltd. (Australia)	2,100	10,511
Financials - 13.5%			ITT, Inc. (United States)	300	17,400
Apollo Global Management LLC, Class A, MLP			KION Group AG (Germany)	250	13,082
(United States)	1,050	29,663	Melrose Industries PLC (United Kingdom)	6,700	16,003
Aruhi Corp. (Japan)	600	11,968	Nabtesco Corp. (Japan)	300	8,791
Challenger, Ltd. (Australia)	1,900	11,198	Nihon M&A Center, Inc. (Japan)	400	10,994
FinecoBank Banca Fineco S.P.A. (Italy)	1,500	19,763	Nordson Corp. (United States)	130	17,228
Jupiter Fund Management PLC (United Kingdom)	1,200	5,656	Polypipe Group PLC (United Kingdom)	1,300	6,824
PacWest Bancorp (United States)	550	20,686	Prosegur Cia de Seguridad, S.A. (Spain)	3,400	18,429

14

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value
Industrials - 24.1% (continued)				Real Estate - 4.0%
Stabilus, S. A. (Luxembourg)	100	$4,838		Cushman & Wakefield PLC (United Kingdom) *	1,400	$24,920
Teleperformance (France)	200	35,954		Kennedy-Wilson Holdings, Inc. (United States)	1,100	23,529
TransUnion (United States)	500	33,420		Open House Co., Ltd. (Japan)	600	20,649
VAT Group AG (Switzerland) [1]	100	10,525		Total Real Estate		69,098
WABCO Holdings, Inc. (United States) *	100	13,183		Utilities - 0.9%
Woodward, Inc. (United States)	200	18,978		Rubis SCA (France)	300	16,377
Total Industrials		421,089		Total Common Stocks
Information Technology - 19.4%				(Cost $1,800,449)		1,720,121
Altran Technologies, S.A. (France)	1,800	19,769		Exchange Traded Funds - 0.5%
Booz Allen Hamilton Holding Corp.				iShares MSCI India ETF	100	3,525
(United States)	300	17,442		VanEck Vectors India Small-Cap Index ETF	100	4,388
Disco Corp. (Japan)	100	14,321		Total Exchange Traded Funds
				(Cost $8,777)		7,913
Electrocomponents PLC (United Kingdom)	2,800	20,506
Gartner, Inc. (United States) *,2	300	45,504			Principal
Global Dominion Access, S. A. (Spain) *,1	328	1,750			Amount
			Short	-Term Investments - 2.8%
Horiba, Ltd. (Japan)	400	22,307
				Joint Repurchase Agreements - 2.2%[3]
Iriso Electronics Co., Ltd. (Japan)	200	9,182
				Mizuho Securities USA, LLC, dated 03/29/19, due
j2 Global, Inc. (United States) [2]	350	30,310
				04/01/19, 2.570% total to be received $38,113
Jack Henry & Associates, Inc. (United States)	100	13,874		(collateralized by various U.S. Treasuries,
Link Administration Holdings, Ltd. (Australia)	2,700	14,179		0.875% - 2.875%, 12/31/20 - 05/15/43, totaling
				$38,867)	$38,105	38,105
MKS Instruments, Inc. (United States)	250	23,262
Nemetschek SE (Germany)	100	17,088			Shares
Nice, Ltd., Sponsored ADR (Israel) *	150	18,377		Other Investment Companies - 0.6%
SimCorp A/S (Denmark)	200	19,323		Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
StoneCo, Ltd., Class A (Cayman Islands) *,2	300	12,333		2.40%[4]	11,769	11,769
WEX, Inc. (United States) *	210	40,318		Total Short-Term Investments
Total Information Technology		339,845		(Cost $49,874)		49,874
Materials - 1.6%				Total Investments - 101.6%
				(Cost $1,859,100)		1,777,908
RPC Group PLC (United Kingdom)	1,100	11,324
				Other Assets, less Liabilities - (1.6)%		(28,531)
RPM International, Inc. (United States)	300	17,412
Total Materials		28,736		Net Assets - 100.0%		$1,749,377

* Non-income producing security.	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	the sum of the previous seven days' dividends paid, expressed as an annual
security may be resold in transactions exempt from registration, normally to qualified	percentage.
buyers. At March 31, 2019, the value of these securities amounted to $46,571 or 2.7% of	ADR	American Depositary Receipt
net assets.	ETF	Exchange Traded Fund
[2] Some or all of these securities, amounting to $166,092 or 9.5% of net assets, were out	MLP	Master Limited Partnership
on loan to various brokers and are collateralized by cash and various U. S. Treasury
Obligations. See Notes to Schedules of Portfolio of Investments.
[3] Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

15

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$186,545	$234,544	—	$421,089
Information Technology	201,420	138,425	—	339,845
Consumer Discretionary	155,332	124,341	—	279,673
Financials	92,772	143,140	—	235,912
Health Care	62,593	105,955	—	168,548
Communication Services	66,420	40,415	—	106,835
Real Estate	48,449	20,649	—	69,098
Consumer Staples	17,838	36,170	—	54,008
Materials	17,412	11,324	—	28,736
Utilities	—	16,377	—	16,377
Exchange Traded Funds	7,913	—	—	7,913
Short-Term Investments
Joint Repurchase Agreements	—	38,105	—	38,105
Other Investment Companies	11,769	—	—	11,769
Total Investment in Securities	$868,463	$909,445	—	$1,777,908

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Australia	2.9	Luxembourg	3.6
Bermuda	2.1	Malaysia	0.5
Brazil	0.6	Mexico	0.4
Canada	0.9	Netherlands	0.5
Cayman Islands	0.7	New Zealand	0.2
Denmark	2.6	Spain	2.7
France	4.9	Sweden	2.9
Germany	2.2	Switzerland	1.3
Ireland	1.7	United Kingdom	9.2
Israel	1.1	United States	39.8
Italy	3.6		100.0
Japan	15.6

16

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

17

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG TimesSquare Small Cap Growth Fund	$195,094,336	$22,385,229	$175,867,711	$198,252,940
AMG TimesSquare Mid Cap Growth Fund	321,612,334	5,257,674	318,774,514	324,032,188
AMG TimesSquare International Small Cap Fund	35,198,370	30,847,209	6,229,304	37,076,513
AMG TimesSquare Emerging Markets Small Cap Fund	68,262	67,578	—	67,578
AMG TimesSquare Global Small Cap Fund	166,092	38,105	131,144	169,249

The following table summarizes the securities received as collateral for securities lending:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG TimesSquare Small Cap Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	04/04/19-11/15/48
AMG TimesSquare Mid Cap Growth Fund	U. S. Treasury Obligations	0.000%-8.750%	04/15/19-11/15/48
AMG TimesSquare International Small Cap Fund	U.S. Treasury Obligations	0.010%-8.750%	04/15/19-11/15/48
AMG TimesSquare Global Small Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	04/30/19-11/15/48

18

AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 60.1%			Information Technology - 9.0%
Communication Services - 6.8%			Cisco Systems, Inc.	2,240,000	$120,937,600
Alphabet, Inc. , Class C*	100,000	$117,331,000	Cognizant Technology Solutions Corp., Class A	630,000	45,643,500
Comcast Corp., Class A	1,500,000	59,970,000	Corning, Inc. [1]	1,100,000	36,410,000
Fox Corp., Class A *	1,333,333	48,946,655	Infosys, Ltd., Sponsored ADR (India) [1]	5,600,000	61,208,000
Fox Corp., Class B*,1	2,683,333	96,277,988	Microsoft Corp.	1,660,000	195,780,400
The Walt Disney Co.	2,040,441	226,550,164	Oracle Corp.	4,965,000	266,670,150
Total Communication Services		549,075,807	Total Information Technology		726,649,650
Consumer Discretionary - 2.5%			Total Common Stocks
Booking Holdings, Inc. *	117,500	205,026,925	(Cost $3,180,555,566)		4,854,062,645
Consumer Staples - 21.2%				Principal
Avon Products, Inc. (United Kingdom) *	7,600,000	22,344,000		Amount
			Corporate Bonds and Notes - 1.5%
Beiersdorf AG, ADR (Germany)	4,305,280	90,346,301
			Consumer Staples - 1.3%
The Coca-Cola Co.	7,100,000	332,706,000
			Avon Products, Inc. (United Kingdom)
Colgate-Palmolive Co.	1,100,000	75,394,000	6.600%, 03/15/20[1,2]	$10,000,000	10,199,000
Hengan International Group Co.,			7.000%, 03/15/23[1,2]	81,630,000	79,691,287
			8.950%, 03/15/43 [2]	15,485,000	14,784,304
Ltd. (Cayman Islands)	6,935,400	60,803,944
KT&G Corp. (South Korea)	583,831	53,237,723	Total Consumer Staples		104,674,591
PepsiCo, Inc.	3,050,000	373,777,500	Industrials - 0.2%
The Procter & Gamble Co.	5,500,000	572,275,000	Weatherford International LLC
			9.875%, 03/01/25[1]	10,215,000	7,227,113
Sysco Corp.	2,000,000	133,520,000
			Weatherford International, Ltd.
Total Consumer Staples		1,714,404,468	9.875%, 02/15/24 [1]	6,300,000	4,536,000
Energy - 2.3%			Total Industrials		11,763,113
ConocoPhillips	1,100,000	73,414,000	Total Corporate Bonds and Notes
Exxon Mobil Corp.	1,400,000	113,120,000	(Cost $92,755,399)		116,437,704
Total Energy		186,534,000		Shares
Financials - 5.8%			Preferred Stock - 8.8%
The Bank of New York Mellon Corp.	2,300,000	115,989,000	Information Technology - 8.8%
The Goldman Sachs Group, Inc.	210,000	40,317,900	Samsung Electronics Co., Ltd., 3.790% (South
State Street Corp.	1,350,000	88,843,500	Korea)	22,186,473	710,415,065
U. S. Bancorp	3,000,000	144,570,000	Total Preferred Stock
			(Cost $570,389,265)		710,415,065
Wells Fargo & Co.	1,600,000	77,312,000
Total Financials		467,032,400		Principal
Health Care - 6.5%				Amount
			Short-Term Investments - 29.8%
Anthem, Inc.	600,000	172,188,000
			Joint Repurchase Agreements - 0.4%[3]
Johnson & Johnson	2,500,000	349,475,000
			Citigroup Global Markets, Inc. , dated 03/29/19,
Total Health Care		521,663,000
			due 04/01/19, 2.650% total to be received
Industrials - 6.0%			$8,862,543 (collateralized by various
Aggreko PLC (United Kingdom)	3,767,488	38,667,799	U. S. Government Agency Obligations and
			U. S. Treasuries, 0.000% - 10.500%, 04/02/19 -
Bollore SA (France)	72,003,822	325,593,277	10/20/68, totaling $9,037,798)	$8,860,586	8,860,586
Bollore SA, non-voting shares (France) *	202,717	907,322
Brenntag AG (Germany)	2,305,000	118,507,997
Total Industrials		483,676,395

1

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Joint Repurchase Agreements - 0.4%[3]			Other Investment Companies - 29.4%
(continued)			Dreyfus Government Cash Management Fund,
Daiwa Capital Markets America, dated 03/29/19,			Institutional Shares, 2.34%[4]	1,034,129,671	$1,034,129,671
due 04/01/19, 2.650% total to be received			JPMorgan U.S. Government Money Market Fund,
$8,862,543 (collateralized by various			IM Shares, 2.39% [4]	1,337,726,606	1,337,726,606
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 6.500%, 04/11/19 -			Total Other Investment Companies		2,371,856,277
03/20/49, totaling $9,037,798)	$8,860,586	$8,860,586	Total Short-Term Investments
HSBC Securities, Inc. , dated 03/29/19, due			(Cost $2,409,161,422)		2,409,161,422
04/01/19, 2.580% total to be received			Total Investments - 100.2%
$6,064,438 (collateralized by various			(Cost $6,252,861,652)		8,090,076,836
U. S. Treasuries, 0.000% - 4.375%, 08/15/20 -			Other Assets, less Liabilities - (0.2)%		(16,556,311)
05/15/48, totaling $6,184,397)	6,063,134	6,063,134
			Net Assets - 100.0%		$8,073,520,525
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated
03/29/19, du e 04/01/19, 2.600% total to be
received $8,862,506 (collateralized by various
U. S. Government Agency Obligations, 3.500% -
4.500%, 03/20/47 - 12/20/48, totaling
$9,037,798)	8,860,586	8,860,586
State of Wisconsin Investment Board, dated
03/29/19, du e 04/01/19, 2.800% total to be
received $4,661,340 (collateralized by various
U. S. Treasuries, 0.125% - 3.875%, 07/15/20 -
02/15/47, totaling $4,761,323)	4,660,253	4,660,253
Total Joint Repurchase Agreements		37,305,145

* Non-income producing security.	[3] Cash collateral received from brokers for securities lending was invested in these joint
[1] Some or all of these securities, amounting to $68,764,582 or 0.9% of net assets, were	repurchase agreements.
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
Obligations. See Notes to Schedules of Portfolio of Investments.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Step Bond: A debt instrument with either deferred interest payments or an interest	percentage.
rate that resets at specific times during its term.	ADR American Depositary Receipt

2

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,600,362,801	$114,041,667	—	$1,714,404,468
Information Technology	726,649,650	—	—	726,649,650
Communication Services	549,075,807	—	—	549,075,807
Health Care	521,663,000	—	—	521,663,000
Industrials	907,322	482,769,073	—	483,676,395
Financials	467,032,400	—	—	467,032,400
Consumer Discretionary	205,026,925	—	—	205,026,925
Energy	186,534,000	—	—	186,534,000
Corporate Bonds and Notes †	—	116,437,704	—	116,437,704
Preferred Stock †	—	710,415,065	—	710,415,065
Short-Term Investments
Joint Repurchase Agreements	—	37,305,145	—	37,305,145
Other Investment Companies	2,371,856,277	—	—	2,371,856,277
Total Investments in Securities	$6,629,108,182	$1,460,968,654	—	$8,090,076,836

† All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's
Schedule of Portfolio Investments. All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

3

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value

Common Stocks - 60.6%			Oracle Corp.	2,267,000	$121,760,570
Communication Services - 8.1%			Total Information Technology		322,910,240
Alphabet, Inc. , Class C*	47,000	$55,145,570	Total Common Stocks
			(Cost $1,598,206,088)		2,294,304,517
Fox Corp., Class B *	2,733,333	98,071,988
The Walt Disney Co.	1,388,516	154,166,932		Principal
				Amount
Total Communication Services		307,384,490
			Corporate Bonds and Notes - 2.2%
Consumer Discretionary - 3.9%
			Consumer Staples - 2.0%
Booking Holdings, Inc. *	55,300	96,493,523
			Avon Products, Inc. (United Kingdom)
Hyundai Home Shopping Network			7.000%, 03/15/23[1,2]	$14,105,000	13,770,006
Corp. (South Korea)	513,963	49,363,284	8.950%, 03/15/43 [2]	65,740,000	62,765,265
Total Consumer Discretionary		145,856,807	Total Consumer Staples		76,535,271
Consumer Staples - 24.0%			Industrials - 0.2%
Avon Products, Inc. (United Kingdom) *	3,750,000	11,025,000	Weatherford International LLC
			9.875%, 03/01/25[1]	5,035,000	3,562,263
The Coca-Cola Co.	3,400,000	159,324,000
Hengan International Group Co.,			Weatherford International, Ltd.
			9.875%, 02/15/24 [1]	3,200,000	2,304,000
Ltd. (Cayman Islands)	5,872,300	51,483,549
KT&G Corp. (South Korea)	270,030	24,623,191	Total Industrials		5,866,263
			Total Corporate Bonds and Notes
PepsiCo, Inc.	2,445,000	299,634,750
			(Cost $66,232,143)		82,401,534
The Procter & Gamble Co.	2,815,000	292,900,750
Sysco Corp.	1,000,000	66,760,000		Shares
Total Consumer Staples		905,751,240	Preferred Stocks - 14.0%
Energy - 2.1%			Consumer Staples - 0.6%
ConocoPhillips	650,000	43,381,000	Amorepacific Corp., 0.930% (South Korea)	214,799	20,287,888
Exxon Mobil Corp.	450,000	36,360,000	Information Technology - 13.4%
Total Energy		79,741,000	Samsung Electronics Co., Ltd., 3.790% (South
			Korea)	15,863,196	507,942,539
Financials - 3.1%
			Total Preferred Stocks
The Bank of New York Mellon Corp.	650,000	32,779,500	(Cost $379,577,576)		528,230,427
State Street Corp.	750,000	49,357,500
				Principal
U. S. Bancorp	750,000	36,142,500		Amount
Total Financials		118,279,500	Short-Term Investments - 23.2%
Health Care - 4.6%			Joint Repurchase Agreements - 0.2%[3]
Johnson & Johnson	1,250,000	174,737,500	Cantor Fitzgerald Securities, Inc. , dated 03/29/19,
Industrials - 6.3%			due 04/01/19, 2.650% total to be received
			$2,167,137 (collateralized by various
Aggreko PLC (United Kingdom)	2,829,485	29,040,559	U. S. Government Agency Obligations and
Bollore SA (France)	34,136,961	154,363,542	U. S. Treasuries, 0.000% - 10.000%, 04/15/19 -
Bollore SA, non-voting shares (France) *	101,892	456,048	10/20/68, totaling $2,209,992)	$2,166,659	2,166,659
Brenntag AG (Germany)	1,085,000	55,783,591	Citibank N. A. , dated 03/29/19, due 04/01/19,
			2.650% total to be received $2,167,137
Total Industrials		239,643,740	(collateralized by various U.S. Government
Information Technology - 8.5%			Agency Obligations, 2.960% - 4.500%,
Cisco Systems, Inc.	1,043,000	56,311,570	01/01/28 - 07/01/48, totaling $2,213,407)	2,166,659	2,166,659
Cognizant Technology Solutions Corp., Class A	330,000	23,908,500	Jefferies LLC, dated 03/29/19, due 04/01/19,
Infosys, Ltd., Sponsored ADR (India)[1]	2,000,000	21,860,000	2.670% total to be received $2,167,141
			(collateralized by various U.S. Government
Microsoft Corp.	840,000	99,069,600	Agency Obligations, 0.000% - 6.625%,
			04/03/19 - 07/15/36, totaling $2,210,009)	2,166,659	2,166,659

4

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Joint Repurchase Agreements - 0.2%[3]			Other Investment Companies - 23.0%
(continued)			Dreyfus Government Cash Management Fund,
Mizuho Securities USA, LLC, dated 03/29/19, due			Institutional Shares, 2.34%[4]	260,140,798	$260,140,798
04/01/19, 2.570% total to be received $455,606			JPMorgan U.S. Government Money Market Fund,
(collateralized by various U. S. Treasuries,			IM Shares, 2.39% [4]	608,040,368	608,040,368
0.875% - 2.875%, 12/31/20 - 05/15/43, totaling
$464,618)	$455,508	$455,508	Total Other Investment Companies		868,181,166
RBC Dominion Securities, Inc. , dated 03/29/19,			Total Short-Term Investments
due 04/01/19, 2.650% total to be received			(Cost $877,303,310)		877,303,310
$2,167,137 (collateralized by various			Total Investments - 100.0%
U. S. Government Agency Obligations and			(Cost $2,921,319,117)		3,782,239,788
U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -			Other Assets, less Liabilities - 0.0%#		875,217
09/09/49, totaling $2,209,992)	2,166,659	2,166,659
			Net Assets - 100.0%		$3,783,115,005
Total Joint Repurchase Agreements		9,122,144

* Non-income producing security.	[3] Cash collateral received from brokers for securities lending was invested in these joint
# Less than 0.05%.	repurchase agreements.
[1] Some or all of these securities, amounting to $12,857,908 or 0.3% of net assets, were	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
out on loan to various brokers and are collateralized by cash and various U. S. Treasury	the sum of the previous seven days' dividends paid, expressed as an annual
Obligations. See Notes to Schedules of Portfolio of Investments.	percentage.
[2] Step Bond: A debt instrument with either deferred interest payments or an interest	ADR American Depositary Receipt
rate that resets at specific times during its term.

5

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$829,644,500	$76,106,740	—	$905,751,240
Information Technology	322,910,240	—	—	322,910,240
Communication Services	307,384,490	—	—	307,384,490
Industrials	456,048	239,187,692	—	239,643,740
Health Care	174,737,500	—	—	174,737,500
Consumer Discretionary	96,493,523	49,363,284	—	145,856,807
Financials	118,279,500	—	—	118,279,500
Energy	79,741,000	—	—	79,741,000
Corporate Bonds and Notes †	—	82,401,534	—	82,401,534
Preferred Stocks ††	—	528,230,427	—	528,230,427
Short-Term Investments
Joint Repurchase Agreements	—	9,122,144	—	9,122,144
Other Investment Companies	868,181,166	—	—	868,181,166
Total Investments in Securities	$2,797,827,967	$984,411,821	—	$3,782,239,788

† All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's
Schedule of Portfolio Investments.
All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value

Common Stocks - 71.1%			Oliver Corp. (Japan)	3,700	$71,527
Communication Services - 9.6%			Total Industrials		8,523,686
Alphabet, Inc. , Class C*	840	$985,580	Information Technology - 11.2%
Fox Corp., Class B *	58,333	2,092,988	CAC Holdings Corp. (Japan)	144,700	1,929,918
The Walt Disney Co.	29,632	3,290,041	Cisco Systems, Inc.	20,000	1,079,800
Total Communication Services		6,368,609	Cognizant Technology Solutions Corp., Class A	5,000	362,250
Consumer Discretionary - 5.9%			Infosys, Ltd., Sponsored ADR (India) [1]	31,200	341,016
Booking Holdings, Inc. *	1,160	2,024,096	Microsoft Corp.	9,000	1,061,460
Car Mate Manufacturing Co., Ltd. (Japan)	44,900	315,531	Oracle Corp.	49,500	2,658,645
Hyundai Home Shopping Network			Total Information Technology		7,433,089
Corp. (South Korea)	17,001	1,632,851	Total Common Stocks
Total Consumer Discretionary		3,972,478	(Cost $43,898,153)		47,297,666

Consumer Staples - 22.0%				Principal
The Coca-Cola Co.	48,000	2,249,280		Amount
Hengan International Group Co.,			Corporate Bonds and Notes - 2.8%
Ltd. (Cayman Islands)	37,000	324,386	Consumer Staples - 2.2%
KT&G Corp. (South Korea)	3,490	318,242	Avon Products, Inc. (United Kingdom)
			8.950%, 03/15/43 [1,2]	$1,558,000	1,487,501
PepsiCo, Inc.	46,000	5,637,300
The Procter & Gamble Co.	53,000	5,514,650	Industrials - 0.6%
			Weatherford International, Ltd.
Sysco Corp.	9,000	600,840	9.875%, 02/15/24 [1]	500,000	360,000
Total Consumer Staples		14,644,698
			Total Corporate Bonds and Notes
Energy - 0.6%			(Cost $1,609,493)		1,847,501
ConocoPhillips	3,500	233,590
				Shares
Exxon Mobil Corp.	2,000	161,600
			Preferred Stocks - 21.3%
Total Energy		395,190
			Consumer Staples - 4.4%
Financials - 3.9%
			Amorepacific Corp., 0.930% (South Korea)	14,500	1,369,533
The Bank of New York Mellon Corp.	10,000	504,300
			LG Household & Health Care, Ltd. 1.120% (South
Berkshire Hathaway, Inc., Class B *	2,000	401,780
			Korea)	2,100	1,547,026
State Street Corp.	16,000	1,052,960	Total Consumer Staples		2,916,559
U. S. Bancorp	13,000	626,470	Information Technology - 16.9%
Total Financials		2,585,510	Samsung Electronics Co., Ltd., 3.790% (South
Health Care - 5.1%			Korea)	310,000	9,926,258
Anthem, Inc.	1,400	401,772	Samsung SDI Co., Ltd., 1.150% (South Korea)	17,000	1,309,231
Johnson & Johnson	19,500	2,725,905	Total Information Technology		11,235,489
Kissei Pharmaceutical Co, Ltd. (Japan)	9,400	246,729	Total Preferred Stocks
			(Cost $14,044,161)		14,152,048
Total Health Care		3,374,406
Industrials - 12.8%				Principal
				Amount
Aggreko PLC (United Kingdom)	19,010	195,110
			Short-Term Investments - 5.7%
Arcosa, Inc.	30,000	916,500
			Joint Repurchase Agreements - 0.7%[3]
Bollore SA (France)	720,000	3,255,760
			RBC Dominion Securities, Inc. , dated 03/29/19,
Bollore SA, non-voting shares (France) *	931	4,167
			due 04/01/19, 2.650% total to be received
Brenntag AG (Germany)	21,000	1,079,682	$461,220 (collateralized by various
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,703,980	U. S. Government Agency Obligations and
			U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
Ocean Wilsons Holdings, Ltd. (Bermuda)	20,000	296,960	09/09/49, totaling $470,340)	$461,118	461,118

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 5.0%			Total Investments - 100.9%
Dreyfus Government Cash Management Fund,			(Cost $63,388,162)	$67,133,570
Institutional Shares, 2.34% [4]	1,113,828	$1,113,828	Other Assets, less Liabilities - (0.9)%	(623,766)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$66,509,804
Money Market Fund, Institutional Shares,
2.40% [4]	1,113,828	1,113,828
JPMorgan U. S. Government Money Market Fund,
IM Shares, 2.39%[4]	1,147,581	1,147,581
Total Other Investment Companies		3,375,237
Total Short-Term Investments
(Cost $3,836,355)		3,836,355

* Non-income producing security.	[3] Cash collateral received from brokers for securities lending was invested in these joint
[1] Some or all of these securities, amounting to $784,707 or 1.2% of net assets, were out	repurchase agreements.
on loan to various brokers and are collateralized by cash and various U. S. Treasury	[4] Yield shown represents the March 31, 2019, seven day average yield, which refers to
Obligations. See Notes to Schedules of Portfolio of Investments.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Step Bond: A debt instrument with either deferred interest payments or an interest	percentage.
rate that resets at specific times during its term.	ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$14,002,070	$642,628	—	$14,644,698
Industrials	1,217,627	7,306,059	—	8,523,686
Information Technology	5,503,171	1,929,918	—	7,433,089
Communication Services	6,368,609	—	—	6,368,609
Consumer Discretionary	2,024,096	1,948,382	—	3,972,478
Health Care	3,127,677	246,729	—	3,374,406
Financials	2,585,510	—	—	2,585,510
Energy	395,190	—	—	395,190
Corporate Bonds and Notes †	—	1,847,501	—	1,847,501
Preferred Stocks ††	—	14,152,048	—	14,152,048
Short-Term Investments
Joint Repurchase Agreements	—	461,118	—	461,118
Other Investment Companies	3,375,237	—	—	3,375,237
Total Investments in Securities	$38,599,187	$28,534,383	—	$67,133,570

† All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's
Schedule of Portfolio Investments.
All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 83.9%			Boustead Singapore, Ltd. (Singapore)	2,510,900	$1,463,649
Communication Services - 7.2%			Catering International Services (France)	44,953	559,732
Link Net Tbk PT (Indonesia)	1,700,000	$536,025	CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,643,195
Otelco, Inc., Class A (United States) *	34,031	558,109	Freund Corp. (Japan)	51,000	383,349
Reading International, Inc. , Class A			GrafTech International Ltd. (United States) [2]	84,000	1,074,360
(United States) *	106,705	1,703,012	Judges Scientific PLC (United Kingdom)	11,000	385,526
Sotsu Co., Ltd. (Japan)	12,700	227,516	Mitani Corp. (Japan)	12,800	653,223
Total Communication Services		3,024,662	Nam Lee Pressed Metal Industries, Ltd.
Consumer Discretionary - 11.1%			(Singapore)	700,000	185,943
America's Car-Mart, Inc. (United States) *	5,500	502,370	Ocean Wilsons Holdings, Ltd. (Bermuda)	145,000	2,152,960
B&S Group, S. A. R. L. (Luxembourg)	2,021	24,824	Oliver Corp. (Japan)	10,100	195,249
Cambria Automobiles PLC (United Kingdom)	660,000	528,667	Utoc Corp. (Japan)	44,000	224,286
HUB Co., Ltd. (Japan)	36,000	326,518	Total Industrials		10,126,352
Marshall Motor Holdings PLC (United Kingdom)	230,000	506,265	Information Technology - 9.6%
Retail Holdings, N. V. (Curaçao)	76,000	851,200	Computer Services, Inc. (United States)	36,000	2,080,440
Texhong Textile Group, Ltd. (Cayman Islands)	1,250,000	1,906,956	GMO Pepabo, Inc. (Japan)[2]	15,800	431,564
Total Consumer Discretionary		4,646,800	Ifis Japan, Ltd. (Japan)	100,000	542,412
Consumer Staples - 8.4%			Reckon, Ltd. (Australia)	778,249	364,714
Arcus ASA (Norway)[1]	187,000	868,335	Webstep A.S. (Norway) [1]	230,000	626,670
Italian Wine Brands S. P. A (Italy)	61,900	798,522	Total Information Technology		4,045,800
Majestic Wine PLC (United Kingdom) [2]	286,553	832,287	Materials - 2.9%
Nissin Foods Co. Ltd. (Hong Kong)	1,000,000	577,328	Master Drilling Group, Ltd. (South Africa)	1,171,650	896,295
Sapporo Clinical Laboratory, Inc. (Japan)	8,000	142,200	SK Kaken Co., Ltd. (Japan)	800	328,946
Thai Wah PCL, Class F (Thailand)	1,265,000	331,048	Total Materials		1,225,241
Total Consumer Staples		3,549,720	Utilities - 0.5%
Energy - 11.9%			Maxim Power Corp. (Canada)*	140,000	209,526
Hargreaves Services PLC (United Kingdom)	279,682	1,105,571	Total Common Stocks
			(Cost $35,109,681)		35,294,936
Lamprell PLC (Isle of Man) *	1,205,658	926,487
Pardee Resources Co., Inc. (United States)	7,352	1,275,204		Principal
				Amount
Total Energy Services, Inc. (Canada)	194,000	1,406,712
			Corporate Bonds and Notes - 8.0%
Zargon Oil & Gas, Ltd. (Canada) *	11,381,263	298,084
			Industrials - 8.0%
Total Energy		5,012,058
			Colabor Group, Inc. (Canada)
Financials - 6.9%			6.000%, 10/13/21[3]	$3,393,000	1,955,034
IMF Bentham, Ltd. (Australia)	1,372,516	2,536,017	JAKKS Pacific, Inc. (United States)
Spice Private Equity AG (Switzerland) *	18,000	385,200	4.875%, 06/01/20[1,3]	1,500,000	1,398,483
Total Financials		2,921,217	Total Corporate Bonds and Notes
Health Care - 1.3%			(Cost $3,297,158)		3,353,517
Cell Biotech Co., Ltd. (South Korea)	12,750	357,927		Shares
HLS Therapeutics, Inc. (Canada)	14,660	175,633	Closed-End Fund - 0.8%
Total Health Care		533,560	Industrials - 0.8%
Industrials - 24.1%			Excelsior Capital, Ltd. (Australia)	375,377	359,825
Aggreko PLC (United Kingdom)	45,000	461,860
AMERCO (United States)	2,000	743,020

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value

Preferred Stocks - 5.9%			Other Investment Companies - 1.3%
Consumer Discretionary - 0.4%			Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.34%[7]	186,593	$186,593
Daekyo Co., Ltd., 4.930% (South Korea)	42,100	$163,934
Health Care - 0.0%			Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
HLS Therapeutics, Inc. (Canada) *,4,5	24,901	0	2.40% [7]	186,594	186,594
Information Technology - 5.5%			JPMorgan U.S. Government Money Market Fund,
Samsung Electronics Co., Ltd., 3.790% (South			IM Shares, 2.39% [7]	192,248	192,248
Korea)	72,000	2,305,454	Total Other Investment Companies		565,435
Total Preferred Stocks			Total Short-Term Investments
(Cost $1,870,462)		2,469,388	(Cost $637,720)		637,720

	Principal		Total Investments - 100.1%
	Amount		(Cost $41,352,233)		42,115,386
Short-Term Investments - 1.5%			Other Assets, less Liabilities - (0.1)%		(52,585)
Joint Repurchase Agreements - 0.2%[6]			Net Assets - 100.0%		$42,062,801
RBC Dominion Securities, Inc. , dated 03/29/19,
due 04/01/19, 2.650% total to be received
$72,301 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 7.000%, 04/11/19 -
09/09/49, totaling $73,731)	$72,285	72,285

* Non-income producing security.	[4] Preferred Shares of liquidating trust.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	[5] Security's value was determined by using significant unobservable inputs.
security may be resold in transactions exempt from registration, normally to qualified	[6] Cash collateral received from brokers for securities lending was invested in these joint
buyers. At March 31, 2019, the value of these securities amounted to $2,893,488 or 6.9%	repurchase agreements.
of net assets.	[7] Yield shown represents the March 31, 2019, seven day average yield, which refers to
[2] Some or all of these securities, amounting to $1,345,372 or 3.2% of net assets, were out	the sum of the previous seven days' dividends paid, expressed as an annual
on loan to various brokers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See Notes to Schedules of Portfolio of Investments.
[3] Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at
March 31, 2019, amounted to $3,353,517 or 8.0% of net assets.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$6,179,664	$3,946,688	—	$10,126,352
Energy	5,012,058	—	—	5,012,058
Consumer Discretionary	2,413,326	2,233,474	—	4,646,800
Information Technology	3,071,824	973,976	—	4,045,800
Consumer Staples	2,641,344	908,376	—	3,549,720
Communication Services	2,797,146	227,516	—	3,024,662
Financials	385,200	2,536,017	—	2,921,217
Materials	—	1,225,241	—	1,225,241
Health Care	175,633	357,927	—	533,560
Utilities	209,526	—	—	209,526
Corporate Bonds and Notes †	—	3,353,517	—	3,353,517
Closed-End Fund	359,825	—	—	359,825
Preferred Stocks
Information Technology	—	2,305,454	—	2,305,454
Consumer Discretionary	163,934	—	—	163,934
Health Care	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	72,285	—	72,285
Other Investment Companies	565,435	—	—	565,435
Total Investments in Securities	$23,974,915	$18,140,471	$0	$42,115,386

† All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's
Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

At March 31, 2019, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund

Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Australia	7.9
Bermuda	5.2
Canada	9.8
Cayman Islands	4.6
Curaçao	2.0
France	1.3
Hong Kong	1.4
Indonesia	1.3
Isle of Man	2.2
Italy	1.9
Japan	8.3
Luxembourg	0.1
Malaysia	4.0
Norway	3.6
Singapore	4.0
South Africa	2.2
South Korea	6.8
Switzerland	0.9
Thailand	0.8
United Kingdom	9.2
United States	22.5
100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at March 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral Collateral Collateral
Fund	Loaned	Received	Received	Received
AMG Yacktman Fund	$68,764,582	$37,305,145	$32,874,737	$70,179,882
AMG Yacktman Focused Fund	12,857,908	9,122,144	4,153,483	13,275,627
AMG Yacktman Focused Fund - Security Selection Only	784,707	461,118	342,836	803,954
AMG Yacktman Special Opportunities Fund	1,345,372	72,285	1,320,096	1,392,381

The following table summarizes the securities received as collateral for securities lending:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG Yacktman Fund	U. S. Treasury Obligations	0.000%-8.750%	04/15/19-05/15/48
AMG Yacktman Focused Fund	U.S. Treasury Obligations	0.000%-8.750%	04/15/19-08/15/45
AMG Yacktman Focused Fund - Security Selection Only	U.S. Treasury Obligations	0.000%-8.750%	04/15/19-08/15/45
AMG Yacktman Special Opportunities Fund	U.S. Treasury Obligations	0.000%-8.750%	04/30/19-11/15/48

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